Rule 497(e)
                                              File Nos. 333-171759 and 811-22519



================================================================================

                                    ALPHADEX
                                 FAMILY OF ETFs

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
FUND NAME                                                            TICKER SYMBOL         EXCHANGE

ALPHADEX(R) FUND II
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                       FPA               NYSE Arca
First Trust Australia AlphaDEX(R) Fund                                   FAUS              NYSE Arca
First Trust Brazil AlphaDEX(R) Fund                                      FBZ               NYSE Arca
First Trust Canada AlphaDEX(R) Fund                                      FCAN              NYSE Arca
First Trust China AlphaDEX(R) Fund                                       FCA               NYSE Arca
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                     FDT               NYSE Arca
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund           FDTS              NYSE Arca
First Trust Emerging Markets AlphaDEX(R) Fund                            FEM               NYSE Arca
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                  FEMS              NYSE Arca
First Trust Europe AlphaDEX(R) Fund                                      FEP               NYSE Arca
First Trust Germany AlphaDEX(R) Fund                                     FGM               NYSE Arca
First Trust Hong Kong AlphaDEX(R) Fund                                   FHK               NYSE Arca
First Trust Japan AlphaDEX(R) Fund                                       FJP               NYSE Arca
First Trust Latin America AlphaDEX(R) Fund                               FLN               NYSE Arca
First Trust South Korea AlphaDEX(R) Fund                                 FKO               NYSE Arca
First Trust Switzerland AlphaDEX(R) Fund                                 FSZ               NYSE Arca
First Trust Taiwan AlphaDEX(R) Fund                                      FTW               NYSE Arca
First Trust United Kingdom AlphaDEX(R) Fund                              FKU               NYSE Arca


Each of First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund, First Trust Australia AlphaDEX(R) Fund, First Trust Brazil AlphaDEX(R) Fund, First Trust Canada AlphaDEX(R) Fund, First Trust China AlphaDEX(R) Fund, First Trust Developed Markets Ex-US AlphaDEX(R) Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund, First Trust Emerging Markets AlphaDEX(R) Fund, First Trust Emerging Markets Small Cap AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund, First Trust Germany AlphaDEX(R) Fund, First Trust Hong Kong AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, First Trust Switzerland AlphaDEX(R) Fund, First Trust Taiwan AlphaDEX(R) Fund and First Trust United Kingdom AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds") is a series of First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") and an exchange-traded index fund organized as a separate series of a registered investment company.

Each Fund lists and principally trades its shares on NYSE Arca, Inc. ("NYSE Arca" or the "Exchange"), an affiliate of NYSE Euronext. Market prices may differ to some degree from the net asset value of the shares. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified blocks each consisting of 50,000 shares (each block of shares issued and redeemed, called a "Creation Unit" and collectively, the "Creation Units"). Each Fund's Creation Units are issued and redeemed in-kind for securities in which the Fund invests and/or cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements.

EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


          NOT FDIC INSURED.   MAY LOSE VALUE.   NO BANK GUARANTEE.


                                  May 1, 2014

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


                               TABLE OF CONTENTS
Summary Information
    First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund (FPA).................  1
    First Trust Australia AlphaDEX(R) Fund (FAUS)............................  6
    First Trust Brazil AlphaDEX(R) Fund (FBZ)................................ 11
    First Trust Canada AlphaDEX(R) Fund (FCAN)............................... 16
    First Trust China AlphaDEX(R) Fund (FCA)................................. 21
    First Trust Developed Markets Ex-US AlphaDEX(R) Fund (FDT)............... 26
    First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund (FDTS).... 31
    First Trust Emerging Markets AlphaDEX(R) Fund (FEM)...................... 36
    First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (FEMS)........... 41
    First Trust Europe AlphaDEX(R) Fund (FEP)................................ 47
    First Trust Germany AlphaDEX(R) Fund (FGM)............................... 52
    First Trust Hong Kong AlphaDEX(R) Fund (FHK)............................. 57
    First Trust Japan AlphaDEX(R) Fund (FJP)................................. 62
    First Trust Latin America AlphaDEX(R) Fund (FLN)......................... 67
    First Trust South Korea AlphaDEX(R) Fund (FKO)........................... 72
    First Trust Switzerland AlphaDEX(R) Fund (FSZ)........................... 77
    First Trust Taiwan AlphaDEX(R) Fund (FTW)................................ 82
    First Trust United Kingdom AlphaDEX(R) Fund (FKU)........................ 87
Additional Information on the Funds' Investment Objectives and Strategies.... 92
Additional Risks of Investing in the Funds................................... 92
Fund Organization............................................................ 94
Management of the Funds...................................................... 94
How to Buy and Sell Shares................................................... 95
Dividends, Distributions and Taxes........................................... 97
Federal Tax Matters.......................................................... 97
Distribution Plan............................................................ 99
Net Asset Value.............................................................. 99
Fund Service Providers.......................................................100
Index Provider...............................................................100
Disclaimers..................................................................101
Index Information............................................................102
Premium/Discount Information.................................................120
Total Return Information.....................................................125
Financial Highlights.........................................................129
Other Information............................................................139

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                              SUMMARY INFORMATION
            FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
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INVESTMENT OBJECTIVE
The First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Asia Pacific Ex-Japan Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                          ------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR             3 YEARS            5 YEARS           10 YEARS
                $82               $301               $547              $1,252

--------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Asia Pacific Ex-Japan BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in the Asia Pacific region excluding Japan. The Base Index covers all publicly listed equities with float

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            FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
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adjusted market values of $100 million or more and annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 100 securities from 5 countries. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September 30. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

ASIA PACIFIC INVESTMENT RISK. The Fund invests in securities issued by companies operating in the Asia Pacific region. The Fund is more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Asia Pacific region than a fund that is more geographically diversified. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies that are inherently more volatile and less liquid than larger companies. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

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            FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
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HONG KONG AND SOUTH KOREA INVESTMENT RISK. The Fund invests heavily in companies operating in South Korea and Hong Kong. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula.

Hong Kong companies are subject to risks related to Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange, and specifically the Hang Seng Index, can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

INDUSTRIALS COMPANIES RISK. The Fund invests in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REAL ESTATE INVESTMENT RISK. The Fund invests in companies in the real estate industry. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

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            FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
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SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND--TOTAL RETURNS

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2012             22.54%
             2013              3.83%

During the two-year period ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 13.96% and -10.95%, respectively, for the quarters ended September 30, 2013 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

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            FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
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

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                                1 YEAR     SINCE INCEPTION
                                                                                              (4/18/2011)
     Return Before Taxes                                                        3.83%           -0.18%
     Return After Taxes on Distributions                                        2.73%           -1.05%
     Return After Taxes on Distributions and Sale of Shares                     2.14%           -0.50%
     Defined Asia Pacific Ex-Japan Index (reflects no deduction for
     fees, expenses or taxes)                                                   5.93%            0.83%
     S&P Asia Pacific Ex-Japan BMI Index (reflects no deduction for
     fees, expenses or taxes)                                                   4.22%            1.77%
     MSCI Pacific ex-Japan Index (reflects no deduction for
     fees, expenses or taxes)                                                   5.49%            3.33%

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2011.

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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                              SUMMARY INFORMATION
                 FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
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INVESTMENT OBJECTIVE
The First Trust Australia AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Australia Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR             3 YEARS            5 YEARS           10 YEARS
             $82               $301               $547              $1,252

----------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 92% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Australia BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Australia. The companies for the Base Index are selected based on these rules: all Australian securities that have (1) float adjusted

--------------------------------------------------------------------------------
                 FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
--------------------------------------------------------------------------------

market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 40 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

AUSTRALIA INVESTMENT RISK. The Fund invests in securities issued by companies that are domiciled or operating in Australia. Investing in securities of Australian companies may involve additional risks. The Australian economy is heavily dependent on the Asian, European and U.S. markets. Reduced spending by any of these economies on Australian products may adversely affect the Australian market. Additionally, Australia is located in a geographic region that has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the Australian economy and affect the value of the securities held by the Fund.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

MATERIALS COMPANIES RISK. The Fund invests significantly in materials companies. General risks of the materials sector include the general state of the economy,

--------------------------------------------------------------------------------
                 FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
--------------------------------------------------------------------------------

consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year return of the Fund based on net asset value for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

--------------------------------------------------------------------------------
                 FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
--------------------------------------------------------------------------------

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND--TOTAL RETURN

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2013             -0.61%


During the year ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 11.84% and -16.33%, respectively, for the quarters ended September 30, 2013 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                               1 YEAR      SINCE INCEPTION
                                                                                              (2/14/2012)
     Return Before Taxes                                                       -0.61%            4.65%
     Return After Taxes on Distributions                                       -2.05%            2.85%
     Return After Taxes on Distributions and Sale of Shares                    -0.32%            2.87%
     Defined Australia Index (reflects no deduction for fees,
     expenses or taxes)                                                         1.09%            5.28%
     S&P Australia BMI Index (reflects no deduction for fees,
     expenses or taxes)                                                         2.29%            6.44%
     MSCI Australia Index (reflects no deduction for fees,
     expenses or taxes)                                                         4.16%            8.78%

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2012.

--------------------------------------------------------------------------------
                 FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
--------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                   FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Brazil AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Brazil Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR             3 YEARS            5 YEARS           10 YEARS
             $82               $301               $547              $1,252

-------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 85% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Brazil BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Brazil. The Base Index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index

--------------------------------------------------------------------------------
                   FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
--------------------------------------------------------------------------------

Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 50 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

BRAZIL INVESTMENT RISK. The Fund invests in companies that are operating in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices. Brazilian securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like Brazil.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

MATERIALS COMPANIES RISK. The Fund invests significantly in materials companies. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

--------------------------------------------------------------------------------
                   FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
--------------------------------------------------------------------------------

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

--------------------------------------------------------------------------------
                   FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
--------------------------------------------------------------------------------

FIRST TRUST BRAZIL ALPHADEX(R) FUND--TOTAL RETURNS

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2012              5.80%
             2013            -14.72%


During the two-year period ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 17.93% and -17.62%, respectively, for the quarters ended March 31, 2012 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                                  1 YEAR      SINCE INCEPTION
                                                                                                 (4/18/2011)
     Return Before Taxes                                                         -14.72%          -11.94%
     Return After Taxes on Distributions                                         -15.69%          -12.90%
     Return After Taxes on Distributions and Sale of Shares                       -8.33%           -9.15%
     Defined Brazil Index (reflects no deduction for fees, expenses or taxes)    -13.92%          -10.87%
     S&P Brazil BMI Index (reflects no deduction for fees, expenses or taxes)    -16.58%          -13.18%
     MSCI Brazil Index (reflects no deduction for fees, expenses or taxes)       -16.04%          -14.12%

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2011.

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

--------------------------------------------------------------------------------
                   FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
--------------------------------------------------------------------------------

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                   FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Canada AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Canada Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS            5 YEARS           10 YEARS
          $82               $301               $547              $1,252

------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Canada BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Canada. The companies for the Base Index are selected based on these rules: all Canadian securities that have (1) float adjusted market values of $100 million or more; and (2) annual dollar value traded of at

--------------------------------------------------------------------------------
                   FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
--------------------------------------------------------------------------------

least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 39 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CANADA INVESTMENT RISK. The Fund invests in securities issued by companies that are domiciled or operating in Canada. Investing in securities of Canadian companies may involve additional risks. The Canadian and U.S. economies are closely integrated and Canada therefore relies on significant investment from U.S. sources. As a major producer of forest products, metals, agricultural products and energy-related products, Canada is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Continued demands by the Province of Quebec for sovereignty could significantly affect the Canadian market, particularly if such demands are met. In addition, a small number of industries represent a large portion of the Canadian market.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

ENERGY COMPANIES RISK. The Fund invests in the securities of energy companies, which include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of energy companies include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters, such as hurricanes in the Gulf of Mexico, also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices are generally subject to extreme volatility.

--------------------------------------------------------------------------------
                   FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
--------------------------------------------------------------------------------

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

MATERIALS COMPANIES RISK. The Fund invests significantly in materials companies. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

REAL ESTATE INVESTMENT RISK. The Fund invests in companies in the real estate industry. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year return of the Fund based on net asset value for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized

--------------------------------------------------------------------------------
                   FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
--------------------------------------------------------------------------------

securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST CANADA ALPHADEX(R) FUND--TOTAL RETURN

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2013             15.75%


During the year ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 9.49% and -2.26%, respectively, for the quarters ended September 30, 2013 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                                 1 YEAR      SINCE INCEPTION
                                                                                                (2/14/2012)
     Return Before Taxes                                                         15.75%           12.20%
     Return After Taxes on Distributions                                         15.08%           11.59%
     Return After Taxes on Distributions and Sale of Shares                       8.90%            9.13%
     Defined Canada Index (reflects no deduction for fees, expenses or taxes)    16.70%           12.94%
     S&P Canada BMI Index (reflects no deduction for fees, expenses or taxes)     5.28%            3.94%
     MSCI Canada Index (reflects no deduction for fees, expenses or taxes)        5.63%            4.87%

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2012.

--------------------------------------------------------------------------------
                   FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
--------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

--------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                    FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust China AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined China Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 YEAR             3 YEARS            5 YEARS           10 YEARS
                 $82               $301               $547              $1,252

--------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 110% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P China BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in China. The Base Index covers all publicly listed equities

--------------------------------------------------------------------------------
                    FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
--------------------------------------------------------------------------------

with float adjusted market values of $100 million or more and annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 50 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CHINA INVESTMENT RISK. The Fund invests in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other emerging economies.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

--------------------------------------------------------------------------------
                    FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
--------------------------------------------------------------------------------

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REAL ESTATE INVESTMENT RISK. The Fund invests in companies in the real estate industry. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed

--------------------------------------------------------------------------------
                    FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
--------------------------------------------------------------------------------

return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST CHINA ALPHADEX(R) FUND--TOTAL RETURNS

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2012             28.05%
             2013             -1.63%


During the two-year period ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 20.57% and -14.09%, respectively, for the quarters ended December 31, 2012 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                                 1 YEAR      SINCE INCEPTION
                                                                                                (4/18/2011)
     Return Before Taxes                                                         -1.63%           -6.12%
     Return After Taxes on Distributions                                         -3.00%           -7.02%
     Return After Taxes on Distributions and Sale of Shares                      -1.03%           -4.97%
     Defined China Index (reflects no deduction for fees, expenses or taxes)      1.00%           -5.45%
     S&P China BMI Index (reflects no deduction for fees, expenses or taxes)     10.37%           -0.06%
     MSCI China Index (reflects no deduction for fees, expenses or taxes)         3.64%           -0.54%

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2011.

--------------------------------------------------------------------------------
                    FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
--------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                              SUMMARY INFORMATION
           FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Developed Markets Ex-US AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Developed Markets Ex-US Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR             3 YEARS            5 YEARS           10 YEARS
            $82               $301               $547              $1,252

---------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Developed Markets Ex-US BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in developed markets excluding the United States. The Base Index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar value traded of at least

-------------------------------------------------------------------------------
           FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
-------------------------------------------------------------------------------

$50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 296 securities from 22 countries. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September 30. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

INDUSTRIALS COMPANIES RISK. The Fund invests in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be

-------------------------------------------------------------------------------
           FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
-------------------------------------------------------------------------------

significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

JAPAN INVESTMENT RISK. The Fund invests in the stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the United States. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity, excessive taxation, government seizure of assets, different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

REAL ESTATE INVESTMENT RISK. The Fund invests in companies in the real estate industry. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

-------------------------------------------------------------------------------
           FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
-------------------------------------------------------------------------------

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND--TOTAL RETURNS

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2012             16.97%
             2013             18.40%


During the two-year period ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 11.76% and -8.40%, respectively, for the quarters ended September 30, 2013 and June 30, 2012. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                               1 YEAR       SINCE INCEPTION
                                                                                              (4/18/2011)
     Return Before Taxes                                                       18.40%            3.42%
     Return After Taxes on Distributions                                       17.35%            2.63%
     Return After Taxes on Distributions and Sale of Shares                    10.37%            2.27%
     Defined Developed Markets Ex-US Index (reflects no deduction for
     fees, expenses or taxes)                                                  20.59%            4.39%
     S&P Developed Markets Ex-US BMI Index (reflects no deduction for
     fees, expenses or taxes)                                                  20.88%            6.87%
     MSCI World Ex-US Index (reflects no deduction for fees,
     expenses or taxes)                                                        21.02%            7.10%

-------------------------------------------------------------------------------
           FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
-------------------------------------------------------------------------------

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2011.

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                              SUMMARY INFORMATION
      FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Developed Markets Small Cap Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                 None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                          ------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR             3 YEARS            5 YEARS           10 YEARS
             $82               $301               $547              $1,252

-----------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 171% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select small cap securities from the S&P Developed Markets ex-US BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in developed markets, excluding the United States. The companies for the Base Index are selected based on these rules: (1) all publicly listed equities with float adjusted market

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     FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)
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values of $100 million or more; and (2) annual dollar value traded of at least
$50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the market cap range was $169.45 million to $4.80 billion. As of March 31, 2014, the Index was comprised of 396 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September
30. Changes to the Index will be effective at the open of trading on the ninth business day of the following month.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INDUSTRIALS COMPANIES RISK. The Fund invests in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

JAPAN INVESTMENT RISK. The Fund may invest a significant portion of its assets in common stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the United States. Japan also has a growing economic relationship with China and other Southeast Asian

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     FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)
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countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity, excessive taxation, government seizure of assets, different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. For purposes of determining the market capitalization range of such securities, the Fund will use the current range of the Index. However, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range. Because the Fund invests in small capitalization companies, the Fund is more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year return of the Fund based on net asset value for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of

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     FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)
-------------------------------------------------------------------------------

investing in the Fund by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND--TOTAL RETURN

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2013             22.56%


During the year ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 15.73% and -5.60%, respectively, for the quarters ended September 30, 2013 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                               1 YEAR      SINCE INCEPTION
                                                                                              (2/15/2012)
     Return Before Taxes                                                       22.56%           13.52%
     Return After Taxes on Distributions                                       21.50%           12.29%
     Return After Taxes on Distributions and Sale of Shares                    12.71%            9.86%
     Defined Developed Markets ex-US Small Cap Index (reflects no
     deduction for fees, expenses or taxes)                                    26.10%           15.29%
     S&P Developed Markets ex-US Small Cap Index (reflects no
     deduction for fees, expenses or taxes)                                    25.56%           16.50%
     MSCI World ex US Small Cap Index (reflects no deduction for
     fees, expenses or taxes)                                                  25.55%           16.11%

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     FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)
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MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2012.

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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                              SUMMARY INFORMATION
              FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Emerging Markets AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Emerging Markets Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                          ------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 YEAR             3 YEARS            5 YEARS           10 YEARS
               $82               $301               $547              $1,252

--------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 132% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Emerging Markets BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in emerging markets. The Base Index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set

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              FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
-------------------------------------------------------------------------------

forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 150 securities from 17 countries. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September 30. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

BRAZIL INVESTMENT RISK. The Fund invests in companies that are operating in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices. Brazilian securities may also be subject to restrictions on foreign investment or exchange of securities, lack of liquidity, excessive taxation, government seizure of assets, different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like Brazil.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CHINA INVESTMENT RISK. The Fund invests in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other emerging economies.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the

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              FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
-------------------------------------------------------------------------------

general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INFORMATION TECHNOLOGY COMPANIES RISK. The Fund invests in information technology companies, which are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REAL ESTATE INVESTMENT RISK. The Fund invests in companies in the real estate industry. Therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

RUSSIA INVESTMENT RISK. The Fund invests in companies that are operating in Russia, which makes the Fund subject to certain risks, including a lack of developed legal structure governing private and foreign investments, the possible appropriation of the Fund's assets by the Russian government, and national policies that could restrict the Fund's ability to invest in Russian securities. The Fund may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in Russia. Recent Russian involvement in the Crimean peninsula of the Ukraine has further destabilized the region.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

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              FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
-------------------------------------------------------------------------------

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND--TOTAL RETURNS

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2012             21.03%
             2013             -3.35%


During the two-year period ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 17.23% and -10.55%, respectively, for the quarters ended March 31, 2012 and June 30, 2012. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                               1 YEAR      SINCE INCEPTION
                                                                                              (4/18/2011)
     Return Before Taxes                                                       -3.35%           -3.89%
     Return After Taxes on Distributions                                       -4.35%           -5.25%
     Return After Taxes on Distributions and Sale of Shares                    -1.79%           -3.78%
     Defined Emerging Markets Index (reflects no deduction for
     fees, expenses or taxes)                                                  -1.86%           -2.84%
     S&P Emerging Markets BMI Index (reflects no deduction for
     fees, expenses or taxes)                                                  -1.53%           -2.99%
     MSCI Emerging Markets Index (reflects no deduction for
     fees, expenses or taxes)                                                  -2.60%           -2.80%

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              FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
-------------------------------------------------------------------------------

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2011.

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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                              SUMMARY INFORMATION
         FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Emerging Markets Small Cap Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR             3 YEARS            5 YEARS           10 YEARS
             $82               $301               $547              $1,252

-------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 144% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select small cap securities from the S&P Emerging Markets BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies in emerging markets. The companies for the Base Index are selected based on these rules: (1) all

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         FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
-------------------------------------------------------------------------------

publicly listed equities with float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the market cap range was $244.7 million to $4.95 billion. As of March 31, 2014, the Index was comprised of 198 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September 30. Changes to the Index will be effective at the open of trading on the ninth business day of the following month.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CHINA INVESTMENT RISK. The Fund invests in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other emerging economies.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market

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         FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
-------------------------------------------------------------------------------

volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

INFORMATION TECHNOLOGY COMPANIES RISK. The Fund invests in information technology companies, which are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

MARKET CAPITALIZATION RISK. The Fund normally invests at least 90% of its assets in common stocks that comprise the Index. The securities of companies represented in the Index generally have market capitalizations that are consistent with the name of the Index. For purposes of determining the market capitalization range of such securities, the Fund will use the current range of the Index. However, the Fund will not be forced to sell a stock because the stock has exceeded or fallen below the current market capitalization range of the Index. Because of market movement, there can be no assurance that the securities in the Fund will stay within a given market capitalization range. As a result, the Fund may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range. Because the Fund invests in small capitalization companies, the Fund is more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKET RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

RUSSIA INVESTMENT RISK. The Fund invests in companies that are operating in Russia, which makes the Fund subject to certain risks, including a lack of developed legal structure governing private and foreign investments, the possible appropriation of the Fund's assets by the Russian government, and national policies that could restrict the Fund's ability to invest in Russian

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         FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
-------------------------------------------------------------------------------

securities. The Fund may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in Russia. Recent Russian involvement in the Crimean peninsula of the Ukraine has further destabilized the region.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TAIWAN INVESTMENT RISK. The Fund may invest a significant portion of its assets in securities issued by companies that are domiciled or operating in Taiwan. Certain characteristics of Taiwan's economy and geographic location also subject the Fund to certain risks. Taiwan is a small island state with few raw material resources and limited land area and thus it relies heavily on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan's economy also is intricately linked with economies of other Asian countries, which are often emerging market economies that often experience over-extensions of credit, frequent and pronounced currency fluctuations, devaluations and restrictions, rising unemployment and fluctuations in inflation. Political and social unrest in other Asian countries could cause further economic and market uncertainty in Taiwan. In particular, the Taiwanese economy is dependent on the economies of Japan and China, and also the United States, and a reduction in purchases by any of them of Taiwanese products and services or negative changes in their economies would likely have an adverse impact on the Taiwanese economy. Taiwan's geographic proximity to the People's Republic of China and Taiwan's history of political contention with China have resulted in ongoing tensions with China, including the continual risk of military conflict with China. These tensions may materially affect the Taiwanese economy and securities markets.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year return of the Fund based on net asset value for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

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         FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
-------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND--TOTAL RETURN

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2013             5.65%


During the year ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 7.99% and -7.37%, respectively, for the quarters ended March 31, 2013 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                               1 YEAR      SINCE INCEPTION
                                                                                              (2/15/2012)
     Return Before Taxes                                                        5.65%           11.22%
     Return After Taxes on Distributions                                        4.81%           10.26%
     Return After Taxes on Distributions and Sale of Shares                     3.18%            8.21%
     Defined Emerging Markets Small Cap Index (reflects no deduction
     for fees, expenses or taxes)                                               7.79%           12.21%
     S&P Emerging Markets SmallCap Index (reflects no deduction for
     fees, expenses or taxes)                                                   1.46%            3.77%
     MSCI Emerging Markets Small Cap Index (reflects no deduction for
     fees, expenses or taxes)                                                   1.04%            2.14%

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2012.

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         FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
-------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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                              SUMMARY INFORMATION
                   FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Europe AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Europe Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS            5 YEARS           10 YEARS
          $82               $301               $547              $1,252

-----------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Europe BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Europe. The Base Index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar

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                   FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
-------------------------------------------------------------------------------

value traded of at least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 198 securities from 16 countries. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September 30. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

EUROPE INVESTMENT RISK. The Fund invests in securities issued by companies operating in Europe. The Fund is therefore subject to certain risks associated specifically with Europe. A significant number of countries in Europe are member states in the European Union, and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. Furthermore, the European sovereign debt crisis and the related austerity measures in certain countries have had, and continues to have, a significant negative impact on the economies of certain European countries and their future economic outlooks.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

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                   FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
-------------------------------------------------------------------------------

INDUSTRIALS COMPANIES RISK. The Fund invests in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

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                   FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
-------------------------------------------------------------------------------

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST EUROPE ALPHADEX(R) FUND--TOTAL RETURNS

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2012             21.98%
             2013             31.33%


During the two-year period ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 15.40% and -11.18%, respectively, for the quarters ended September 30, 2013 and June 30, 2012. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                                  1 YEAR      SINCE INCEPTION
                                                                                                 (4/18/2011)
     Return Before Taxes                                                          31.33%            7.26%
     Return After Taxes on Distributions                                          30.27%            6.36%
     Return After Taxes on Distributions and Sale of Shares                       17.63%            5.17%
     Defined Europe Index (reflects no deduction for fees, expenses or taxes)     33.51%            8.37%
     S&P Europe BMI Index (reflects no deduction for fees, expenses or taxes)     27.16%            9.30%
     MSCI Europe Index (reflects no deduction for fees, expenses or taxes)        25.23%            8.79%

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2011.

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                   FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
-------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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                              SUMMARY INFORMATION
                   FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Germany AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Germany Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 YEAR             3 YEARS            5 YEARS           10 YEARS
               $82               $301               $547              $1,252

------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

     PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Germany BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Germany. The companies for the Base Index are selected based on these rules: all German securities that have (1) float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least

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                   FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
-------------------------------------------------------------------------------

$50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 40 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

GERMANY INVESTMENT RISK. The Fund invests in securities of companies that are domiciled or operating in Germany. Investing in securities of German companies involves additional risks, including, but not limited to: significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country's social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

INDUSTRIALS COMPANIES RISK. The Fund invests in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be

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                   FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
-------------------------------------------------------------------------------

significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

MATERIALS COMPANIES RISK. The Fund invests significantly in materials companies. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year return of the Fund based on net asset value for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

-------------------------------------------------------------------------------
                   FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
-------------------------------------------------------------------------------

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST GERMANY ALPHADEX(R) FUND--TOTAL RETURN

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2013             26.61%


During the year ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 12.51% and -0.69%, respectively, for the quarters ended September 30, 2013 and March 31, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                               1 YEAR      SINCE INCEPTION
                                                                                              (2/14/2012)
     Return Before Taxes                                                       26.61%           21.05%
     Return After Taxes on Distributions                                       25.53%           20.16%
     Return After Taxes on Distributions and Sale of Shares                    14.93%           15.85%
     Defined Germany Index (reflects no deduction for fees,
     expenses or taxes)                                                        28.32%           21.57%
     S&P Germany BMI Index (reflects no deduction for fees,
     expenses or taxes)                                                        31.43%           23.48%
     MSCI Germany Index (reflects no deduction for fees,
     expenses or taxes)                                                        31.37%           23.67%

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2012.

-------------------------------------------------------------------------------
                   FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
-------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                  FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Hong Kong AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Hong Kong Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                          ------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1 YEAR             3 YEARS            5 YEARS           10 YEARS
           $82               $301               $547              $1,252

------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Hong Kong BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Hong Kong. The companies for the Base Index are selected based on these rules: all Hong Kong securities that have (1) float adjusted

-------------------------------------------------------------------------------
                  FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
-------------------------------------------------------------------------------

market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 40 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

HONG KONG INVESTMENT RISK. The Fund invests in securities issued by companies that are domiciled or operating in Hong Kong and is therefore subject to certain risks associated specifically with Hong Kong, including Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

-------------------------------------------------------------------------------
                  FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
-------------------------------------------------------------------------------

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year return of the Fund based on net asset value for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

-------------------------------------------------------------------------------
                  FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
-------------------------------------------------------------------------------

FIRST TRUST HONG KONG ALPHADEX(R) FUND--TOTAL RETURN

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2013             14.42%


During the year ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 7.82% and -6.73%, respectively, for the quarters ended September 30, 2013 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                               1 YEAR      SINCE INCEPTION
                                                                                              (2/14/2012)
     Return Before Taxes                                                       14.42%           17.11%
     Return After Taxes on Distributions                                       13.22%           15.88%
     Return After Taxes on Distributions and Sale of Shares                     8.10%           12.66%
     Defined Hong Kong Index (reflects no deduction for fees,
     expenses or taxes)                                                        17.06%           18.43%
     S&P Hong Kong BMI Index (reflects no deduction for fees,
     expenses or taxes)                                                        10.64%           11.74%
     MSCI Hong Kong Index (reflects no deduction for fees,
     expenses or taxes)                                                        11.09%           12.88%


MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2012.

-------------------------------------------------------------------------------
                  FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
-------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

-------------------------------------------------------------------------------
                              SUMMARY INFORMATION
                    FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Japan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Japan Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              1 YEAR             3 YEARS            5 YEARS           10 YEARS
                $82               $301               $547              $1,252

---------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Japan BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Japan. The Base Index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index

-------------------------------------------------------------------------------
                    FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
-------------------------------------------------------------------------------

Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 100 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INDUSTRIALS COMPANIES RISK. The Fund invests in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

JAPAN INVESTMENT RISK. The Fund invests in the stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the United States. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected

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                    FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
-------------------------------------------------------------------------------

by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity, excessive taxation, government seizure of assets, different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

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                    FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
-------------------------------------------------------------------------------

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST JAPAN ALPHADEX(R) FUND--TOTAL RETURNS

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2012             -4.60%
             2013             30.66%

During the two-year period ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 10.87% and -6.72%, respectively, for the quarters ended March 31, 2013 and June 30, 2012. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                                 1 YEAR      SINCE INCEPTION
                                                                                                (4/18/2011)
     Return Before Taxes                                                         30.66%            6.58%
     Return After Taxes on Distributions                                         30.23%            6.15%
     Return After Taxes on Distributions and Sale of Shares                      17.34%            4.88%
     Defined Japan Index (reflects no deduction for fees, expenses or taxes)     32.80%            6.89%
     S&P Japan BMI Index (reflects no deduction for fees, expenses or taxes)     26.50%            9.50%
     MSCI Japan Index (reflects no deduction for fees, expenses or taxes)        27.16%            9.44%

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2011.

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                    FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
-------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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                              SUMMARY INFORMATION
                FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Latin America AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Latin America Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR             3 YEARS            5 YEARS           10 YEARS
          $82               $301               $547              $1,252

------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 138% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Latin America BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Latin America. The Base Index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set

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                FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
-------------------------------------------------------------------------------

forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 50 securities from 5 countries. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September 30. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

BRAZIL INVESTMENT RISK. The Fund invests heavily in companies operating in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices. Brazilian securities may also be subject to restrictions on foreign investment or exchange of securities, lack of liquidity, excessive taxation, government seizure of assets, different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like Brazil.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

LATIN AMERICA INVESTMENT RISK. The Fund invests in securities issued by companies operating in Latin America. The Fund is therefore subject to certain risks associated specifically with this region. The value of Fund shares may be adversely affected by political, economic, and social instability; inadequate investor protection; changes in laws or regulations of countries within Latin America; international relations with other nations; natural disasters; corruption and military activity. The economies of many Latin American countries differ from the economies of more developed countries in many respects. Certain Latin American countries are highly dependent upon and may be affected by developments in the United States, Europe and other Latin American economies.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

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                FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
-------------------------------------------------------------------------------

MATERIALS COMPANIES RISK. The Fund invests significantly in materials companies. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

UTILITIES COMPANIES RISK. The Fund invests in the securities of utilities companies. General problems of utilities companies include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and,

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                FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
-------------------------------------------------------------------------------

therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND--TOTAL RETURNS

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2012             13.35%
             2013            -10.17%


During the two-year period ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 17.57% and -14.16%, respectively, for the quarters ended March 31, 2012 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                               1 YEAR      SINCE INCEPTION
                                                                                              (4/18/2011)
     Return Before Taxes                                                      -10.17%           -5.78%
     Return After Taxes on Distributions                                      -10.93%           -6.75%
     Return After Taxes on Distributions and Sale of Shares                    -5.74%           -4.68%
     Defined Latin America Index (reflects no deduction for fees,
     expenses or taxes)                                                        -9.00%           -4.29%
     S&P Latin America BMI Index (reflects no deduction for fees,
     expenses or taxes)                                                       -13.03%           -8.19%
     MSCI EM Latin America Index (reflects no deduction for fees,
     expenses or taxes)                                                       -13.36%           -8.98%


MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2011.

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                FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
-------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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                              SUMMARY INFORMATION
                 FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust South Korea AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined South Korea Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                 None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 YEAR             3 YEARS            5 YEARS           10 YEARS
       $82               $301               $547              $1,252

---------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P South Korea BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in South Korea. The Base Index covers all publicly listed equities with float adjusted market values of $100 million or more and annual dollar value traded of at least $50 million. SPDJI creates and


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maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 50 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INDUSTRIALS COMPANIES RISK. The Fund invests in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.


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                 FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
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NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SOUTH KOREA INVESTMENT RISK. The Fund invests in the stock of companies that are domiciled in South Korea. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula. South Korean securities may also be subject to restrictions on foreign investment or exchange of securities, lack of liquidity, excessive taxation, government seizure of assets, different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like South Korea.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value for the past two years as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.


                                       74
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                 FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
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Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND--TOTAL RETURNS

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2012             17.32%
             2013              6.54%


During the two-year period ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 18.51% and -8.90%, respectively, for the quarters ended September 30, 2013 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                               1 YEAR      SINCE INCEPTION
                                                                                              (4/18/2011)
     Return Before Taxes                                                        6.54%           -1.27%
     Return After Taxes on Distributions                                        6.19%           -1.84%
     Return After Taxes on Distributions and Sale of Shares                     3.69%           -1.20%
     Defined South Korea Index (reflects no deduction for fees,
     expenses or taxes)                                                         8.79%           -0.30%
     S&P South Korea BMI Index (reflects no deduction for fees,
     expenses or taxes)                                                         4.06%            1.14%
     MSCI South Korea Index (reflects no deduction for fees,
     expenses or taxes)                                                         3.94%            0.58%


MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2011.


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                 FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
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PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.


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                              SUMMARY INFORMATION
                 FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Switzerland AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Switzerland Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

       1 YEAR             3 YEARS            5 YEARS           10 YEARS
         $82               $301               $547              $1,252

----------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Switzerland BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Switzerland. The companies for the Base Index are selected based on these rules: all Swiss securities that have (1)


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                 FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
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float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 40 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

INDUSTRIALS COMPANIES RISK. The Fund invests in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the

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                 FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
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securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SWITZERLAND RISK. The Fund invests in securities issued by companies that are domiciled or operating in Switzerland and is therefore subject to certain risks associated with Switzerland and Europe as a whole. Although Switzerland is not a member of the EU, the Swiss economy is dependent on the economies of other European nations as key trading partners. Any reduction in spending by other European countries could have a negative effect on the Swiss economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the surrounding region. The ongoing implementation of the EU provisions and Euro conversion process may materially impact revenues, expenses or income and increase competition for other European companies, which could have an effect on the Swiss economy, and in turn, the securities in which the Fund invests.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year return of the Fund based on net asset value for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

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                 FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
-------------------------------------------------------------------------------

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND--TOTAL RETURN

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2013             28.89%


During the year ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 12.01% and 2.14%, respectively, for the quarters ended September 30, 2013 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                               1 YEAR      SINCE INCEPTION
                                                                                              (2/14/2012)
     Return Before Taxes                                                       28.89%           20.44%
     Return After Taxes on Distributions                                       27.62%           19.30%
     Return After Taxes on Distributions and Sale of Shares                    16.23%           15.27%
     Defined Switzerland Index (reflects no deduction for fees,
     expenses or taxes)                                                        30.99%           21.35%
     S&P Switzerland BMI Index (reflects no deduction for fees,
     expenses or taxes)                                                        27.50%           21.70%
     MSCI Switzerland Index (reflects no deduction for fees,
     expenses or taxes)                                                        26.61%           21.45%


MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2012.

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                 FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
-------------------------------------------------------------------------------

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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                              SUMMARY INFORMATION
                   FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust Taiwan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Taiwan Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

   EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR             3 YEARS            5 YEARS           10 YEARS
             $82               $301               $547              $1,252

-------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P Taiwan BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Taiwan. The companies for the Base Index are selected based on these rules: all Taiwanese securities that have (1) float adjusted market values of $100 million or more; and (2) annual dollar value traded of at

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                   FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
-------------------------------------------------------------------------------

least $50 million. SPDJI creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 40 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INFORMATION TECHNOLOGY COMPANIES RISK. The Fund invests in information technology companies, which are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

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                   FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
-------------------------------------------------------------------------------

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKET RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TAIWAN INVESTMENT RISK. The Fund invests in securities issued by companies that are domiciled or operating in Taiwan. Certain characteristics of Taiwan's economy and geographic location also subject the Fund to certain risks. Taiwan is a small island state with few raw material resources and limited land area and thus it relies heavily on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan's economy also is intricately linked with economies of other Asian countries, which are often emerging market economies that often experience over-extensions of credit, frequent and pronounced currency fluctuations, devaluations and restrictions, rising unemployment and fluctuations in inflation. Political and social unrest in other Asian countries could cause further economic and market uncertainty in Taiwan. In particular, the Taiwanese economy is dependent on the economies of Japan and China, and also the United States, and a reduction in purchases by any of them of Taiwanese products and services or negative changes in their economies would likely have an adverse impact on the Taiwanese economy. Taiwan's geographic proximity to the People's Republic of China and Taiwan's history of political contention with China have resulted in ongoing tensions with China, including the continual risk of military conflict with China. These tensions may materially affect the Taiwanese economy and securities markets.

ANNUAL TOTAL RETURN
The bar chart and table below illustrate the annual calendar year return of the Fund based on net asset value for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized

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                   FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
-------------------------------------------------------------------------------

securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST TAIWAN ALPHADEX(R) FUND--TOTAL RETURN

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2013             9.80%


During the year ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 3.58% and 0.53%, respectively, for the quarters ended December 31, 2013 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                               1 YEAR      SINCE INCEPTION
                                                                                              (2/14/2012)
     Return Before Taxes                                                        9.80%            5.49%
     Return After Taxes on Distributions                                        8.96%            4.60%
     Return After Taxes on Distributions and Sale of Shares                     5.53%            3.83%
     Defined Taiwan Index (reflects no deduction for fees,
     expenses or taxes)                                                        11.73%            6.72%
     S&P Taiwan BMI Index (reflects no deduction for fees,
     expenses or taxes)                                                        12.29%            7.26%
     MSCI Taiwan Index (reflects no deduction for fees,
     expenses or taxes)                                                         9.06%            6.68%

-------------------------------------------------------------------------------
                   FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
-------------------------------------------------------------------------------

MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2012.

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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                              SUMMARY INFORMATION
               FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The First Trust United Kingdom AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined United Kingdom Index (the "Index").

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

    SHAREHOLDER FEES (fees paid directly from your investment)
    Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price)                                None
    ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
          Management Fees                                                 0.80%
          Distribution and Service (12b-1) Fees (1)                       0.00%
          Other Expenses                                                  0.00%
                                                                         -------
          Total Annual Fund Operating Expenses                            0.80%

    EXAMPLE
   The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

   The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until April 30, 2015, and thereafter at 1.05% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 YEAR             3 YEARS            5 YEARS           10 YEARS
             $82               $301               $547              $1,252

------------
   (1) Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before April 30, 2015.

   PORTFOLIO TURNOVER
   The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its net assets plus the amount of any borrowings for investment purposes in stocks and/or depositary receipts that comprise the Index. The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is in the "Defined Index Series," a family of custom enhanced indices created, maintained and calculated by S&P Dow Jones Indices LLC ("SPDJI" or the "Index Provider"). The Index is a modified equal-dollar weighted index calculated by SPDJI based on select securities from the S&P United Kingdom BMI Index (the "Base Index") that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in the United Kingdom. The companies for the

-------------------------------------------------------------------------------
               FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
-------------------------------------------------------------------------------

Base Index are selected based on these rules: all United Kingdom securities that have (1) float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. S&P creates and maintains the Base Index. Additional information regarding the Base Index is set forth under "Index Information." Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. As of March 31, 2014, the Index was comprised of 74 securities. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index includes the securities of small and mid cap companies.

The Fund intends to invest entirely in securities included in the Index; however, there may also be instances in which the Fund may be underweighted or overweighted in certain securities in the Index, not invested in certain securities included in the Index, may purchase securities not in the Index that are appropriate to substitute for certain securities in the Index or utilize various combinations of the above techniques in seeking to track the Index.

PRINCIPAL RISKS
You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONSUMER DISCRETIONARY COMPANIES RISK. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

INDUSTRIALS COMPANIES RISK. The Fund invests in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of


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               FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
-------------------------------------------------------------------------------

industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. To the extent the Fund calculates its net asset value based on fair value prices and the value of its Index is based on securities closing prices on the applicable foreign exchange (i.e., the value of its Index is not based on fair value prices), the Fund's ability to track its Index may be adversely affected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations, and the securities may be issued by companies concentrated in a particular industry if the Index is so concentrated. Therefore, the Fund will generally not sell a security because its issuer is in financial trouble, unless that security is removed or is anticipated to be removed from the Index.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

UNITED KINGDOM INVESTMENT RISK. The Fund invests in securities issued by companies that are domiciled or operating in a country that is part of the United Kingdom (i.e., England, Ireland, Scotland and Wales) and is therefore subject to certain risks associated with the United Kingdom and Europe as a whole. The United Kingdom is a member of the European Union ("EU"), and consequently, is a part of one of the largest common markets in the world. However, the continued implementation of the EU provisions and recent rapid political and social change throughout Europe make the extent and nature of future economic development in the United Kingdom and the rest of Europe and their effect on securities issued by United Kingdom companies impossible to predict. Despite the fact that the United Kingdom did not convert to the Euro, the European sovereign debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the United Kingdom and the surrounding region.

ANNUAL TOTAL RETURN

The bar chart and table below illustrate the annual calendar year return of the Fund based on net asset value for the past year as well as the average annual Fund and Index returns for the one year and since inception periods ended December 31, 2013. The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns based on net asset value compare to those of the Index and two specialized securities market indices. See "Total Return Information" for additional performance information regarding the Fund. The Fund's performance information is accessible on the Fund's website at www.ftportfolios.com.

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               FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
-------------------------------------------------------------------------------

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND--TOTAL RETURN

    CALENDAR YEAR TOTAL RETURNS AS OF 12/31

       PERFORMANCE YEAR    TOTAL RETURN
       ----------------    ------------
             2013             28.17%


During the year ended December 31, 2013, the Fund's highest and lowest calendar quarter returns were 13.16% and 1.03%, respectively, for the quarters ended September 30, 2013 and June 30, 2013. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2013

                                                                               1 YEAR      SINCE INCEPTION
                                                                                              (2/14/2012)
     Return Before Taxes                                                       28.17%           23.59%
     Return After Taxes on Distributions                                       26.69%           22.20%
     Return After Taxes on Distributions and Sale of Shares                    15.82%           17.64%
     Defined United Kingdom Index (reflects no deduction for
     fees, expenses or taxes)                                                  31.10%           25.16%
     S&P United Kingdom BMI Index (reflects no deduction for
     fees, expenses or taxes)                                                  23.44%           17.39%
     MSCI United Kingdom Index (reflects no deduction for
     fees, expenses or taxes)                                                  20.67%           15.11%

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               FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
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MANAGEMENT

   INVESTMENT ADVISOR
   First Trust Advisors L.P. ("First Trust" or the "Advisor")

   PORTFOLIO MANAGERS
   The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

        o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

        o  Jon C. Erickson, Senior Vice President of First Trust;

        o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

        o  Roger F. Testin, Senior Vice President of First Trust; and

        o  Stan Ueland, Senior Vice President of First Trust.

   Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2012.

PURCHASE AND SALE OF FUND SHARES
The Fund issues and redeems shares on a continuous basis, at net asset value, only in Creation Units consisting of 50,000 shares. The Fund's Creation Units are issued and redeemed for cash or in-kind for securities included in the Fund's portfolio and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Individual shares may only be purchased and sold on NYSE Arca through a broker-dealer. Shares of the Fund will trade on NYSE Arca at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).

TAX INFORMATION
The Fund's distributions are taxable and will generally be taxed as ordinary income or capital gains. Distributions on shares held in a tax-deferred account, while not immediately taxable, will be subject to tax when the shares are no longer held in a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), First Trust and First Trust Portfolios L.P., the Fund's distributor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

   ADDITIONAL INFORMATION ON THE FUNDS' INVESTMENT OBJECTIVES AND STRATEGIES

Each Fund is a series of the Trust, an investment company and an exchange-traded "index fund." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before each Fund's fees and expenses) of such Fund's corresponding equity index (each Fund's corresponding equity index is referred to herein as an "Index," and together, as the "Indices;" the provider of each Fund's Index is referred to herein as the "Index Provider"). Each Fund will normally invest at least 90% of its net assets in stocks that comprise its Index. Each Fund's investment objective, the 90% investment strategy and each of the policies described herein are non-fundamental policies that may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval. As non-fundamental policies, each Fund's investment objective and the 90% investment strategy require 60 days' prior written notice to shareholders before they can be changed. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information ("SAI") under "Investment Objectives and Policies."

In seeking to achieve each Fund's investment objective, the Fund generally will invest in all of the securities comprising its Index, in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, a Fund may purchase a sample of stocks in its Index. There may also be instances in which First Trust may choose to overweight certain stocks in the applicable Index, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. A Fund may sell stocks that are represented in its Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index.

DISCLOSURE OF PORTFOLIO HOLDINGS
A description of the policies and procedures with respect to the disclosure of each Fund's portfolio securities is included in the Funds' SAI and on the Funds' website at www.ftportfolios.com.


                   ADDITIONAL RISKS OF INVESTING IN THE FUNDS

Risk is inherent in all investing. Investing in a Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that a Fund will meet its stated objective. Before you invest, you should consider the following risks in addition to the Principal Risks set forth above in this prospectus.

CASH TRANSACTIONS RISK. In addition to the risks described above in "Principal Risks--Cash Transactions Risk," an investment in certain Funds involves further risk due to cash transactions. Unlike most exchange-traded funds, certain of the Funds may effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in such a Fund may be less tax-efficient than an investment in a more conventional exchange-traded fund. Because certain of the Funds may effect a portion of redemptions for cash, rather than in-kind distributions, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by such a Fund will generally cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. Such Funds generally distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different exchange-traded fund. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. Brazil may also impose higher local tax rates on transactions involving certain companies. In addition, these factors may result in wider spreads between the bid and the offered prices of a Fund's shares than for more conventional exchange-traded funds.

CONCENTRATION RISK. A Fund will be concentrated in the securities of an individual industry if the Fund's corresponding Index is concentrated in an individual industry. A concentration makes the Fund more susceptible to any single occurrence affecting the industry and may subject the Fund to greater market risk than more diversified funds.

CURRENCY RISK. In addition to the risks described above in "Principal Risks--Currency Risk," an investment in non-U.S. securities involves further risk due to currency exchange rates. Changes in currency exchange rates may affect the Funds' net asset values, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to other currencies may cause the value of the Funds to decline. Certain non-U.S. currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing a decline in value or liquidity in the Funds' non-U.S. holdings whose value is tied to the affected non-U.S. currency.

DEPOSITARY RECEIPTS RISK. In addition to the risks above in "Principal Risks -- Depositary Receipts Risk," an investment in depositary receipts involves further risks due to certain features of depositary receipts. Depositary receipts are usually in the form of American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. GDRs are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. ADRs or GDRs may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts, whether ADRs or GDRs, are usually subject to a fee charged by the depositary.

Holders of depositary receipts may have limited voting rights pursuant to a deposit agreement between the underlying issuer and the depositary. In certain cases, the depositary will vote the equity shares deposited with it as directed by the underlying issuer's board of directors. Furthermore, investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipt. Moreover, if depositary receipts are converted into equity shares, the laws in certain countries may limit the ability of a non-resident to trade the equity shares and to reconvert the equity shares to depositary receipts.

Depositary receipts may be "sponsored" or "unsponsored." Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored depositary receipts generally bear all the costs associated with establishing the unsponsored depositary receipts. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Depositary receipts may be unregistered and unlisted. A Fund's investments may also include depositary receipts that are not purchased in the public markets and are restricted securities that can be offered and sold only to "qualified institutional buyers" under Rule 144A under the Securities Act of 1933, as amended ("Securities Act"). Moreover, if adverse market conditions were to develop during the period between a Fund's decision to sell these types of depositary receipts and the point at which a Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

EMERGING MARKETS RISK. In addition to the risks described above in "Principal Risks--Non-U.S. Securities and Emerging Markets Risk," an investment in emerging market companies involves certain further risks not associated with investing in developed market countries because emerging market countries are often in the initial stages of their industrialization cycles and have low per capita income. These increased risks include the possibility of investment and trading limitations, greater liquidity concerns, higher price volatility, greater delays and possibility of disruptions in settlement transactions, greater political uncertainties and greater dependence on international trade or development assistance. In addition, emerging market countries may be subject to overburdened infrastructures and environmental problems.

INDEX TRACKING RISK. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of that Fund's Index.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

INTELLECTUAL PROPERTY RISK. Each Fund relies on a license and related sublicense that permits the Fund to use its Index and associated trade names, trademarks and service marks (the "Intellectual Property") in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the Index Provider and, as a result, the Fund may lose its ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property for use by the Fund. Accordingly, in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Fund.

ISSUER SPECIFIC CHANGES RISK. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

MARKET MAKER RISK. Certain of the Funds, especially those with lower average daily trading volumes, may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between a Fund's net asset value and the price at which such Fund's shares are trading on the Exchange. This could result in a decrease in value of a Fund's shares.

NON-U.S. SECURITIES RISK. In addition to the risks described above in "Principal Risks--Non-U.S. Securities and Emerging Markets Risk," and "Principal Risks--Non-U.S. Securities Risk," an investment in securities of non-U.S. companies involves other risks not associated with domestic issuers. Investment in non-U.S. securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by non-U.S. governments. Non-U.S. investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of non-U.S. holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in non-U.S. securities. Additionally, non-U.S. issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

PASSIVE INVESTMENT RISK. No Fund is actively managed. A Fund may be affected by a general decline in certain market segments relating to its Index. A Fund invests in securities included in or representative of its Index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.

TRADING ISSUES
Although shares of each Fund are listed for trading on NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in shares inadvisable. In addition, trading in shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca "circuit breaker" rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged. Due to the small asset size of some of the Funds, these Funds are more likely to have difficulty maintaining their listing on NYSE Arca.

FLUCTUATION OF NET ASSET VALUE
The net asset value of shares of each Fund will generally fluctuate with changes in the market value of such Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on NYSE Arca. First Trust cannot predict whether shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Funds trading individually or in the aggregate at any point in time. However, given that shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), First Trust believes that large discounts or premiums to the net asset value of shares should not be sustained.


                               FUND ORGANIZATION

Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. Its Board is responsible for the overall management and direction of the Trust. The Board elects the Trust's officers and approves all significant agreements, including those with the investment advisor, custodian and fund administrative and accounting agent.


                            MANAGEMENT OF THE FUNDS

First Trust Advisors L.P., 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the Funds. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio and certain other services necessary for the management of the portfolios.

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an

Illinois corporation controlled by James A. Bowen, the Chief Executive Officer of the Advisor. First Trust discharges its responsibilities subject to the policies of the Board.

First Trust serves as advisor or sub-advisor to 6 mutual fund portfolios, 9 exchange-traded funds consisting of 86 series and 15 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"), 120 East Liberty Drive, Wheaton, Illinois 60187. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the shares of each Fund.

There is no one individual primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of the Investment Committee. The Investment Committee consists of Daniel J. Lindquist, Jon C. Erickson, David G. McGarel, Roger F. Testin and Stan Ueland.

      o Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of each Fund's investment strategy. Mr. Lindquist joined First Trust as a Vice President in April 2004 and was a Senior Vice President of First Trust and FTP from September 2005 to July 2012. Mr. Lindquist has been a Managing Director of First Trust and FTP since 2012.

      o Mr. Erickson has been a Senior Vice President of First Trust and FTP since 2001. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

      o Mr. McGarel has been Chief Investment Officer and Managing Director since 2012. From 2004 to 2012, he was a Senior Vice President of First Trust and FTP. As First Trust's Chief Investment Officer, Mr. McGarel consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

      o Mr. Testin has been a Senior Vice President of First Trust and FTP since 2003. Mr. Testin is the head of First Trust's Portfolio Management Group.

      o Mr. Ueland has been a Senior Vice President of First Trust and FTP since September 2012. Mr. Ueland is responsible for executing the investment strategies of each portfolio of exchange-traded index funds advised by First Trust. Mr. Ueland joined First Trust as a Vice President in August 2005.

For additional information concerning First Trust, including a description of the services provided to the Funds, see the Funds' SAI. In addition, the SAI provides additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of shares of the Funds.

Pursuant to the Investment Management Agreement, First Trust will manage the investment of a Fund's assets and will be responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Each Fund has agreed to pay First Trust an annual management fee of 0.80% of average daily net assets.

A discussion regarding the basis of the Board's approval of the continuation the Investment Management Agreement for the Funds will be available in the Funds' Semi-Annual Report to Shareholders for the period ended June 30, 2014.


                           HOW TO BUY AND SELL SHARES

Most investors will buy and sell shares of the Funds in secondary market transactions through brokers. Shares of the Funds are listed for trading on the secondary market on NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment when buying shares on NYSE Arca. Although shares are generally purchased and sold in "round lots" of 100 shares, brokerage firms typically permit investors to purchase or sell shares in smaller "odd lots," at no per-share price differential. When buying or selling shares through a broker, investors should expect to incur customary brokerage commissions, investors may receive less than the net asset value of the shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per share.


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


For purposes of the 1940 Act, each Fund is treated as a registered investment company, and the acquisition of shares by other registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. The Trust, on behalf of the Funds, has received an exemptive order from the Securities and Exchange Commission that permits certain registered investment companies to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that any such investment companies enter into agreements with a Fund regarding the terms of any investment.

BOOK ENTRY
Shares are held in book-entry form, which means that no share certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of share certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or "street name" form.

SHARE TRADING PRICE
The trading price of shares of a Fund on NYSE Arca is based on market price and may differ from such Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

Information regarding the intra-day value of the shares of a Fund, also referred to as the "indicative optimized portfolio value" ("IOPV"), is disseminated every 15 seconds throughout such Fund's trading day by the national securities exchange on which the shares are listed or by market data vendors or other information providers. The IOPV should not be viewed as a "real-time" update of the net asset value per share of a Fund because the IOPV may not be calculated in the same manner as the net asset value, which is computed once a day, generally at the end of the business day. The price of a non-U.S. security that is primarily traded on a non-U.S. exchange shall be updated, using the last sale price, every 15 seconds throughout the trading day, provided that upon the closing of such non-U.S. exchange, the closing price of the security, after being converted to U.S. dollars, will be used. Furthermore, in calculating the IOPV of a Fund's shares, exchange rates may be used throughout the day (9:00 a.m. to 4:15 p.m., Eastern Time) that may differ from those used to calculate the net asset value per share of such Fund and consequently may result in differences between the net asset value and the IOPV. A Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV of shares of such Fund and such Fund does not make any warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF THE FUNDS' SHARES The Funds impose no restrictions on the frequency of purchases and redemptions ("market timing"). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds' shareholders. The Board considered that a Fund's shares can only be purchased and redeemed directly from the Fund in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (i.e., authorized participants ("APs")) and that the vast majority of trading in a Fund's shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund's trading costs and the realization of capital gains. As a Fund may effect the purchase or redemption of Creation Units in exchange wholly or partially for cash, the Board noted that such trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund's ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the shares trade at or close to net asset value. In addition, a Fund imposes fixed and variable transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting trades. Finally, the Advisor monitors orders from APs for patterns of abusive trading and each Fund reserves the right to not accept creation orders from APs that the Advisor has determined may be disruptive to the management of such Fund, or otherwise not in such Fund's best interests.


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                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income of the Funds, if any, are declared and paid quarterly by each respective Fund. Each Fund distributes its net realized capital gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.


                              FEDERAL TAX MATTERS

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Funds. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Funds was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Funds. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

FUND STATUS
Each Fund intends to continue to qualify as a "regulated investment company" under the federal tax laws. If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

DISTRIBUTIONS
The Funds' distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of a Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce basis, which could result in you having to pay higher taxes in the future when shares are sold, even if you sell the shares at a loss from your original investment. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The income from a Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year. Under the "Health Care and Education Reconciliation Act of 2010," income from the Trust may also be subject to a new 3.8% "Medicare tax" imposed for taxable years beginning after 2012. This tax will generally apply to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

DIVIDENDS RECEIVED DEDUCTION
A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Funds from certain corporations may be designated by the Funds as being eligible for the dividends received deduction.


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CAPITAL GAINS AND LOSSES AND CERTAIN ORDINARY INCOME DIVIDENDS
If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% for taxpayers in the 39.6% tax bracket, 15% for taxpayers in the 25%, 28%, 33% and 35% tax brackets and 0% for taxpayers in the 10% and 15% tax brackets.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from a Fund and sell your shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Funds are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Funds themselves. Each Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

SALE OF SHARES
If you sell or redeem your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS
If you exchange equity securities for Creation Units, you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for equity securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

DEDUCTIBILITY OF FUND EXPENSES
Expenses incurred and deducted by the Funds will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Fund expenses as income. In these cases, you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income. Some individuals may also be subject to further limitations on the amount of their itemized deductions depending on their income.

NON-U.S. TAX CREDIT
Because the Funds will invest in non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes a Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes such Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

NON-U.S. INVESTORS
If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Fund will be characterized as dividends for federal income tax purposes (other than dividends which a Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a


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non-U.S. investor from a Fund that are properly reported by a Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that a Fund makes certain elections and certain other conditions are met. In the case of dividends with respect to taxable years of a Fund beginning prior to 2014, distributions from a Fund that are properly reported by such Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gains dividend attributable to certain net short-term capital gains income received by such Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain foreign investors, provided that a Fund makes certain elections and certain other conditions are met.

Distributions after June 30, 2014 may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity's U.S. owners. Disposition of shares by such persons may be subject to such withholding after December 31, 2016.

INVESTMENTS IN CERTAIN NON-U.S. CORPORATIONS
If the Fund holds an equity interest in any PFICs, which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, a Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. A Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, a Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax. Dividends paid by PFICs are not treated as qualified dividend income.


                               DISTRIBUTION PLAN

FTP serves as the distributor of Creation Units for the Funds on an agency basis. FTP does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

The Funds do not currently pay 12b-1 fees, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before April 30, 2015. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Funds' assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.


                                NET ASSET VALUE

Each Fund's net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for a Fund by taking the market price of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Portfolio securities listed on any exchange other than NASDAQ(R) National Market ("NASDAQ(R)") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ(R) or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on


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such day, or no official closing price in the case of securities traded on
NASDAQ(R) or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. The use of fair value pricing by a Fund is governed by valuation procedures adopted by the Board and in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "Securities Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's net asset value or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in the prices used by a Fund that may differ from the current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. See the SAI for details.

Valuing a Fund's securities using fair value pricing will result in using prices for those securities that may differ from current market quotations or official closing prices on the applicable exchange. Use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by its Index, which, in turn, could result in a difference between such Fund's performance and the performance of its Index.

Because foreign securities exchanges may be open on different days than the days during which an investor may purchase or sell shares of a Fund, the value of such Fund's securities may change on the days when investors are not able to purchase or sell shares of such Fund.

The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rates in effect at the time of valuation. Any use of a different rate from the rates used by a Fund's Index may adversely affect such Fund's ability to track its Index.


                             FUND SERVICE PROVIDERS

Brown Brothers Harriman & Co. is the administrator, custodian and fund accounting and transfer agent for the Funds. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, serves as legal counsel to the Funds. First Trust serves as the fund reporting agent for the Funds.


                                 INDEX PROVIDER

Each equity index in the Defined Index Series that each Fund seeks to track is calculated by S&P Dow Jones Indices LLC ("SPDJI"). SPDJI is not affiliated with the Funds, First Trust or FTP. The Funds are entitled to use each index in the Defined Index Series pursuant to sublicensing arrangements by and among the Trust on behalf of each applicable Fund, SPDJI, First Trust and FTP, which in turn has a licensing agreement with SPDJI. SPDJI, or its agent, also serves as the index calculation agent for each equity index in the Defined Index Series. SPDJI will calculate and disseminate the values of such Indices at least once every 15 seconds.


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                                  DISCLAIMERS

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

"AlphaDEX(R)" is a registered trademark of FTP. The Funds and First Trust on behalf of the Funds have been granted the right by FTP to use the name "AlphaDEX(R)" for certain purposes.

FTP has licensed to SPDJI, free of charge, the right to use certain intellectual property owned by First Trust Portfolios, including the AlphaDEX(R) trademark and the AlphaDEX(R) stock selection method, in connection with the SPDJI's calculation of the Defined Index Series. A patent application with respect to the AlphaDEX(R) stock selection method is pending at the United States Patent and Trademark Office.

Notwithstanding such license, SPDJI is solely responsible for the calculating and maintaining of the Defined Index Series and has the exclusive right to determine the stocks included in the indices and the indices' methodologies.

The "Defined Index Series" are products of S&P Dow Jones Indices LLC ("SPDJI"), and have been licensed for use by FTP. The Funds are not sponsored, endorsed, sold or promoted by SPDJI or its affiliates. SPDJI and its affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of SPDJI or any of its affiliates to FTP with respect to the Defined Index Series the licensing of certain trademarks, trade names and service marks and of the Defined Index Series which are determined, composed and calculated by SPDJI without regard to First Trust or the Funds. SPDJI has no obligation to take the needs of First Trust or the owners of the Funds into consideration in determining, composing or calculating the Defined Index Series. SPDJI and its affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. SPDJI and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Defined Index Series will accurately track index performance or provide positive investment returns. SPDJI is not an investment advisor. Inclusion of a security within an index is not a recommendation by SPDJI to buy, sell, or hold such security, nor is it considered to be investment advice.

SPDJI AND ITS AFFILIATES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DEFINED INDEX SERIES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING BUT NOT LIMITED TO, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATION. SPDJI AND ITS AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. SPDJI AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN. SPDJI AND ITS AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL SPDJI OR ITS AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN SPDJI AND FIRST TRUST, OTHER THAN THE LICENSORS OF SPDJI.


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                               INDEX INFORMATION

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Asia Pacific Ex-Japan BMI Index, which, as of March 31, 2014, was comprised of 100 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by SPDJI.

    1.  Start with all stocks in the S&P Asia Pacific Ex-Japan BMI Index.

        Exclude the following:

         i.   Stocks which do not trade on an eligible exchange.

         ii. Duplicates (multiple share classes) of a common issuer.

         iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

         iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

         v. For South Korean stocks currently at their foreign ownership limit, the direct listed security is replaced in the universe with its ADR/GDR if available (subject to above liquidity requirements). If none is available, the stock is excluded.

         vi. Should the steps above result in an eligible universe of fewer than 134 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 134 stocks.

    2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

    3. Each stock receives the best style rank from step 2 as its selection score.

    4. The top 100 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%),
        respectively. Stocks are equally weighted within each quintile.

    5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a country and/or sector weighting constraint. Country and sector weighting constraints are set at 15% above the benchmark weight.

    6. Stocks will fail the country/sector constraint if the weight assigned to the stock, when added with the weight assigned to all higher ranking stocks in its country/sector, is greater than the country/sector weighting constraint.

    7. Stocks failing the country/sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations with its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile are removed from the portfolio and are replaced by the highest scoring stock not originally selected, subject to country/sector constraints.

The Index is rebalanced and reconstituted semi-annually as of the last business day of March and September. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Australia BMI Index, the Base Index, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. As of March 31, 2014, the Base Index was comprised of 40 securities. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Australia. The companies for the Base Index are selected based on these rules: all Australian securities that have (1) float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was October 17, 2011. The initial divisor was created to set a benchmark value of 100.00 on September 19, 2011. The Index was created and trademarked by SPDJI.

    1.  Start with all stocks in the S&P Australia BMI Index.

        Exclude the following:

         i.   Stocks which do not trade on an eligible exchange.

         ii.  Duplicates (multiple share classes) of a common issuer.

         iii. Stocks with average daily dollar volume over the last three months of\less than $500,000.

         iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

         v. Should the steps above result in an eligible universe of fewer than 54 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 54 stocks.

    2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 40 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively. Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the sector constraint if the weight assigned to the stock, when added to the weight assigned to all higher ranking stocks in its sector, is greater than the sector weighting constraint.

   7. Stocks violating the sector weighting constraint test are lowered to the highest ranking position in the next lowest quintile. Stocks previously lower in rank than the violating stock move up one rank as necessary. This may result in a weighting change for the affected stocks if the move results in a higher quintile position. The violating stock is then retested for constraint violations at the new lower assigned weight. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints. This process continues until no sector constraints are violated.

Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST BRAZIL ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Brazil BMI Index, which, as of March 31, 2014, was comprised of 50 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Brazil BMI Index.

      Exclude the following:

     i.   Stocks which do not trade on an eligible exchange.

     ii.  Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

     iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

     v. Should the steps above result in an eligible universe of fewer than 67 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 67 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 50 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the sector constraint if the weight assigned to the stock, when added to the weight assigned to all higher ranking stocks in its sector, is greater than the sector weighting constraint.

   7. Stocks failing the sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations at its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints.

The Index is rebalanced and reconstituted semi-annually as of the last business day of June and December. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST CANADA ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Canada BMI Index, the Base Index, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. As of March 31, 2014, the Base Index was comprised of 39 securities. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Canada. The companies for the Base Index are selected based on these rules: all Canadian securities that have
(1) float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was October 17, 2011. The initial divisor was created to set a benchmark value of 100.00 on September 19, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Canada BMI Index.

      Exclude the following:

      i.  Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. Should the steps above result in an eligible universe of fewer than 54 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 54 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 40 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the sector constraint if the weight assigned to the stock, when added to the weight assigned to all higher ranking stocks in its sector, is greater than the sector weighting constraint.

   7. Stocks violating the sector weighting constraint test are lowered to the highest ranking position in the next lowest quintile. Stocks previously lower in rank than the violating stock move up one rank as necessary. This may result in a weighting change for the affected stocks if the move results in a higher quintile position. The violating stock is then retested for constraint violations at the new lower assigned weight. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints. This process continues until no sector constraints are violated.

Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST CHINA ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P China BMI Index, which, as of March 31, 2014, was comprised of 50 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P China BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. Should the steps above result in an eligible universe of fewer than 67 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 67 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 50 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the sector constraint if the weight assigned to the stock, when added to the weight assigned to all higher ranking stocks in its sector, is greater than the sector weighting constraint.

   7. Stocks failing the sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations at its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints.

The Index is rebalanced and reconstituted semi-annually as of the last business day of June and December. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Developed Ex-US BMI Index, which, as of March 31, 2014, was comprised of 296 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Developed Ex-US BMI Index. Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. For South Korean stocks currently at their foreign ownership limit, the direct listed security is replaced in the universe with its ADR/GDR if available (subject to above liquidity requirements). If none is available, the stock is excluded.

      vi. Should the steps above result in an eligible universe of fewer than 400 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 400 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 300 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a country and/or sector weighting constraint. Country and sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the country/sector constraint if the weight assigned to the stock, when added with the weight assigned to all higher ranking stocks in its country/sector, is greater than the country/sector weighting constraint.

   7. Stocks failing the country/sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations with its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile are removed from the portfolio and are replaced by the highest scoring stock not originally selected, subject to country/sector constraints.

The Index is rebalanced and reconstituted semi-annually as of the last business day of March and September. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Developed Markets ex-US BMI Index, the Base Index, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. As of March 31, 2014, the Base Index was comprised of 396 securities. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of small capitalization companies in developed markets, excluding the United States. The companies for the Base Index are selected based on these rules: (1) all publicly listed equities with float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was October 17, 2011. The initial divisor was created to set a benchmark value of 100.00 on September 9, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Developed Markets ex-US BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap greater than the NYSE midcap breakpoint (50th percentile) and less than the NYSE small cap breakpoint (90th percentile).

       v. Should the steps above result in an eligible universe of fewer than 534 stocks, the next largest stock above the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 534 stocks. vi. For South Korean stocks currently at their foreign ownership limit, the direct listed security is replaced in the universe with its ADR/GDR if available (subject to above liquidity requirements). If none is available, the stock is excluded.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 400 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a country and/or sector weighting constraint. Country and sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the country/sector constraint if the weight assigned to the stock, when added with the weight assigned to all higher ranking stocks in its country/sector, is greater than the country/sector weighting constraint.

   7. Stocks violating the country/sector weighting constraint test are lowered to the highest ranking position in the next quintile. Stocks previously lower in rank than the violating stock move up one rank as necessary. This may result in a weighting change for the affected stocks if the move results in a higher quintile position. The violating stock is then retested for constraint violations at the new lower assigned weight. Stocks in the lowest quintile that violate the country/sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to country/sector constraints. This process continues until no country/sector constraints are violated. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September 30. As of March 31, 2014, the market cap range was $169.45 million to $4.80 billion. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September 30. As of March 31, 2014, the market cap range was $169.45 million to $4.80 billion. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Emerging Markets BMI Index, which, as of March 31, 2014, was comprised of 150 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Emerging Markets BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. Should the steps above result in an eligible universe of fewer than 200 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 200 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 150 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a country and/or sector weighting constraint. Country and sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the country/sector constraint if the weight assigned to the stock, when added with the weight assigned to all higher ranking stocks in its country/sector, is greater than the country/sector weighting constraint.

   7. Stocks failing the country/sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations with its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile are removed from the portfolio and are replaced by the highest scoring stock not originally selected, subject to country/sector constraints.

The Index is rebalanced and reconstituted semi-annually as of the last business day of March and September. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Emerging Markets BMI Index, the Base Index, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. As of March 31, 2014, the Base Index was comprised of 198 securities. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of small capitalization companies in emerging markets. The companies for the Base Index are selected based on these rules: (1) all publicly listed equities with float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was October 17, 2011. The initial divisor was created to set a benchmark value of 100.00 on September 9, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Emerging Markets BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap greater than the NYSE midcap breakpoint (50th percentile) and less than the NYSE small cap breakpoint (90th percentile).

       v. Should the steps above result in an eligible universe of fewer than 267 stocks, the next largest stock above the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 267 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 200 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a country and/or sector weighting constraint. Country and sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the country/sector constraint if the weight assigned to the stock, when added with the weight assigned to all higher ranking stocks in its country/sector, is greater than the country/sector weighting constraint.

   7. Stocks violating the country/sector weighting constraint test are lowered to the highest ranking position in the next quintile. Stocks previously lower in rank than the violating stock move up one rank as necessary. This may result in a weighting change for the affected stocks if the move results in a higher quintile position. The violating stock is then retested for constraint violations at the new lower assigned weight. Stocks in the lowest quintile that violate the country/sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to country/sector constraints. This process continues until no country/sector constraints are violated. Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September 30. As of March 31, 2014, the market cap range was $244.7 million to $4.95 billion. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended March 31 and September 30. As of March 31, 2014, the market cap range was $244.7 million to $4.95 billion. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST EUROPE ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Europe BMI Index, which, as of March 31, 2014, was comprised of 198 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Europe BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. Should the steps above result in an eligible universe of fewer than 267 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 267 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 200 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a country and/or sector weighting constraint. Country and sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the country/sector constraint if the weight assigned to the stock, when added with the weight assigned to all higher ranking stocks in its country/sector, is greater than the country/sector weighting constraint.

   7. Stocks failing the country/sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations with its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile are removed from the portfolio and are replaced by the highest scoring stock not originally selected, subject to country/sector constraints.

The Index is rebalanced and reconstituted semi-annually as of the last business day of March and September. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST GERMANY ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Germany BMI Index, the Base Index, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. As of March 31, 2014, the Base Index was comprised of 40 securities. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Germany. The companies for the Base Index are selected based on these rules: all German securities that have
(1) float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was October 17, 2011. The initial divisor was created to set a benchmark value of 100.00 on September 19, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Germany BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. Should the steps above result in an eligible universe of fewer than 54 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 54 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 40 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the sector constraint if the weight assigned to the stock, when added to the weight assigned to all higher ranking stocks in its sector, is greater than the sector weighting constraint.

   7. Stocks violating the sector weighting constraint test are lowered to the highest ranking position in the next lowest quintile. Stocks previously lower in rank than the violating stock move up one rank as necessary. This may result in a weighting change for the affected stocks if the move results in a higher quintile position. The violating stock is then retested for constraint violations at the new lower assigned weight. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints. This process continues until no sector constraints are violated.

Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST HONG KONG ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Hong Kong BMI Index, the Base Index, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. As of March 31, 2014, the Base Index was comprised of 40 securities. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Hong Kong. The companies for the Base Index are selected based on these rules: all Hong Kong securities that have (1) float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was October 17, 2011. The initial divisor was created to set a benchmark value of 100.00 on September 19, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Hong Kong BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. Should the steps above result in an eligible universe of fewer than 54 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 54 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 40 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the sector constraint if the weight assigned to the stock, when added to the weight assigned to all higher ranking stocks in its sector, is greater than the sector weighting constraint.

   7. Stocks violating the sector weighting constraint test are lowered to the highest ranking position in the next lowest quintile. Stocks previously lower in rank than the violating stock move up one rank as necessary. This may result in a weighting change for the affected stocks if the move results in a higher quintile position. The violating stock is then retested for constraint violations at the new lower assigned weight. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints. This process continues until no sector constraints are violated.

Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST JAPAN ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Japan BMI Index, which, as of March 31, 2014, was comprised of 100 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Japan BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. Should the steps above result in an eligible universe of fewer than 134 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 134 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 100 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the sector constraint if the weight assigned to the stock, when added to the weight assigned to all higher ranking stocks in its sector, is greater than the sector weighting constraint.

   7. Stocks failing the sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations at its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints.

The Index is rebalanced and reconstituted semi-annually as of the last business day of June and December. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Latin America BMI Index, which, as of March 31, 2014, was comprised of 50 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Latin America BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. Should the steps above result in an eligible universe of fewer than 67 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 67 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 50 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a country and/or sector weighting constraint. Country and sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the country/sector constraint if the weight assigned to the stock, when added with the weight assigned to all higher ranking stocks in its country/sector, is greater than the country/sector weighting constraint.

   7. Stocks failing the country/sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations with its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile are removed from the portfolio and are replaced by the highest scoring stock not originally selected, subject to country/sector constraints.

The Index is rebalanced and reconstituted semi-annually as of the last business day of March and September. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P South Korea BMI Index, which, as of March 31, 2014, was comprised of 50 securities, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was February 25, 2011. The initial divisor was created to set a benchmark value of 100.00 on February 25, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P South Korea BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. For South Korean stocks currently at their foreign ownership limit, the direct listed security is replaced in the universe with its ADR/GDR if available (subject to above liquidity requirements). If none is available, the stock is excluded.

      vi. Should the steps above result in an eligible universe of fewer than 67 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 67 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 50 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the sector constraint if the weight assigned to the stock, when added to the weight assigned to all higher ranking stocks in its sector, is greater than the sector weighting constraint.

   7. Stocks failing the sector weighting constraint test are lowered in rank to the highest rank in the next quintile. Stocks previously lower in rank than the failing stock move up one rank. This may result in a weighting change for these stocks if they move up to a higher quintile. The failing stock will later be retested for constraint violations at its new lower assigned weight in the order determined by its new rank. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints.

The Index is rebalanced and reconstituted semi-annually as of the last business day of June and December. Changes will be effective at the open of trading on the ninth business day of the following month. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Switzerland BMI Index, the Base Index, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. As of March 31, 2014, the Base Index was comprised of 40 securities. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Switzerland. The companies for the Base Index are selected based on these rules: all Swiss securities that have (1) float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was October 17, 2011. The initial divisor was created to set a benchmark value of 100.00 on September 19, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Switzerland BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. Should the steps above result in an eligible universe of fewer than 54 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 54 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 40 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the country/sector constraint if the weight assigned to the stock, when added with the weight assigned to all higher ranking stocks in its country/sector, is greater than the country/sector weighting constraint.

   7. Stocks violating the sector weighting constraint test are lowered to the highest ranking position in the next lowest quintile. Stocks previously lower in rank than the violating stock move up one rank as necessary. This may result in a weighting change for the affected stocks if the move results in a higher quintile position. The violating stock is then retested for constraint violations at the new lower assigned weight. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints. This process continues until no sector constraints are violated.

Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST TAIWAN ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P Taiwan BMI Index, the Base Index, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. As of March 31, 2014, the Base Index was comprised of 40 securities. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in Taiwan. The companies for the Base Index are selected based on these rules: all Taiwanese securities that have
(1) float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was October 17, 2011. The initial divisor was created to set a benchmark value of 100.00 on September 19, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P Taiwan BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. Should the steps above result in an eligible universe of fewer than 54 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 54 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 40 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the sector constraint if the weight assigned to the stock, when added to the weight assigned to all higher ranking stocks in its sector, is greater than the sector weighting constraint.

   7. Stocks violating the sector weighting constraint test are lowered to the highest ranking position in the next lowest quintile. Stocks previously lower in rank than the violating stock move up one rank as necessary. This may result in a weighting change for the affected stocks if the move results in a higher quintile position. The violating stock is then retested for constraint violations at the new lower assigned weight. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints. This process continues until no sector constraints are violated.

Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND

INDEX CONSTRUCTION
The Index is a modified equal-dollar weighted index designed by SPDJI based on select stocks from the S&P United Kingdom BMI Index, the Base Index, that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. As of March 31, 2014, the Base Index was comprised of 74 securities. The Base Index is a comprehensive, rules-based index designed to measure stock market performance in the United Kingdom. The companies for the Base Index are selected based on these rules: all United Kingdom securities that have (1) float adjusted market values of $100 million or more; and (2) annual dollar value traded of at least $50 million. SPDJI creates and maintains the Base Index. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The inception date of the Index was October 17, 2011. The initial divisor was created to set a benchmark value of 100.00 on September 19, 2011. The Index was created and trademarked by SPDJI.

   1. Start with all stocks in the S&P United Kingdom BMI Index.

      Exclude the following:

       i. Stocks which do not trade on an eligible exchange.

      ii. Duplicates (multiple share classes) of a common issuer.

     iii. Stocks with average daily dollar volume over the last three months of less than $500,000.

      iv. Stocks with a market cap less than the NYSE midcap breakpoint (50th percentile).

       v. Should the steps above result in an eligible universe of fewer than 100 stocks, the next largest stock below the NYSE midcap breakpoint passing all other eligibility requirements is added until the eligible universe reaches 100 stocks.

   2. Rank all remaining stocks in the universe on both growth and value factors. The five growth factors are 3, 6 & 12 month price appreciation, sales to price and 1 year sales growth. The three value factors are book value to price, cash flow to price and return on assets. All stocks are ranked on the sum of ranks for the growth factors and, separately, all stocks are ranked on the sum of ranks for the value factors. A stock must have data for all growth and/or value factors to receive a rank for that style.

   3. Each stock receives the best style rank from step 2 as its selection score.

   4. The top 75 stocks based on the selection score determined in step 3 comprise the "selected stocks." The "selected stocks" are then split into quintiles based on their selection score. The top ranked quintile receives 5/15 (33.3%) of the portfolio weight with successive quintiles receiving 4/15 (26.7%), 3/15 (20.0%), 2/15 (13.3%) and 1/15 (6.7%), respectively.
      Stocks are equally weighted within each quintile.

   5. After weights are assigned, each stock is tested in order of its selection score rank to check if the weight assigned to that stock violates a sector weighting constraint. Sector weighting constraints are set at 15% above the benchmark weight.

   6. Stocks will fail the sector constraint if the weight assigned to the stock, when added to the weight assigned to all higher ranking stocks in its sector, is greater than the sector weighting constraint.

   7. Stocks violating the sector weighting constraint test are lowered to the highest ranking position in the next lowest quintile. Stocks previously lower in rank than the violating stock move up one rank as necessary. This may result in a weighting change for the affected stocks if the move results in a higher quintile position. The violating stock is then retested for constraint violations at the new lower assigned weight. Stocks in the lowest quintile that violate the sector weighting constraint are removed from the portfolio and replaced by the highest scoring stock not originally selected, subject to sector constraints. This process continues until no sector constraints are violated.

Changes to the Index will be effective at the open of trading on the ninth business day of the following month. The Index is rebalanced and reconstituted as of the last business day of the semi-annual periods ended June 30 and December 31. Acquired companies are deleted at the close on the day the merger closes for both cash and stock deals. An acquired company's weight in the Index is reallocated pro rata among the remaining Index constituents. Spin-offs are not included in the Index. The value of the spin-off is reallocated to the parent company.

THE DEFINED INDEX SERIES
The Defined Index Series were created by SPDJI. The Funds will make changes to their portfolios shortly after changes to the Defined Index Series are released to the public. Investors are able to access the holdings of each Fund and the composition and compilation methodology of the Defined Index Series through the Funds' website at www.ftportfolios.com.

In the event that SPDJI no longer calculates any Defined Index Series, the Defined Index Series license is terminated or the identity or character of any equity index of the Defined Index Series is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Funds. The Board will also take whatever actions it deems to be in the best interests of the Funds if the Funds' shares are delisted.



                          PREMIUM/DISCOUNT INFORMATION

The tables that follow present information about the differences between each Fund's daily market price on the applicable Exchange and its net asset value. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and lowest offer on the Exchange, as of the time a Fund's net asset value is calculated. A Fund's Market Price may be at, above, or below its net asset value. The net asset value of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its net asset value, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the net asset value and Market Price of a Fund on a given day, generally at the time net asset value is calculated. A premium is the amount that a Fund is trading above the reported net asset value. A discount is the amount that a Fund is trading below the reported net asset value.

The following information shows the frequency distribution of premiums and discounts of the daily bid/ask price of each Fund against each Fund's net asset value. The information shown for each Fund is for the period indicated. Shareholders may pay more than net asset value when they buy Fund shares and receive less than net asset value when they sell those shares because shares are bought and sold at current market price. All data presented here represents past performance, which cannot be used to predict future results. Information about the premiums and discounts at which the Funds' shares have traded is available on the Funds' website at www.ftportfolios.com.

                                  FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  93                      77                      18                      0
3 Months Ended 3/31/2014                    24                      13                       0                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  44                      15                       5                      0
3 Months Ended 3/31/2014                    15                       7                       2                      0



                                        FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                 108                      66                       4                      0
3 Months Ended 3/31/2014                    25                       6                       0                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  62                      12                       0                      0
3 Months Ended 3/31/2014                    25                       4                       1                      0

                                          FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                 166                      57                       7                      1
3 Months Ended 3/31/2014                    34                       8                       3                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  16                       3                       2                      0
3 Months Ended 3/31/2014                    11                       3                       1                      1



                                         FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                 187                      12                       0                      0
3 Months Ended 3/31/2014                    46                       1                       0                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  50                       3                       0                      0
3 Months Ended 3/31/2014                    14                       0                       0                      0



                                          FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  64                      31                      16                      0
3 Months Ended 3/31/2014                    13                       9                       0                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  54                      51                      33                      3
3 Months Ended 3/31/2014                    17                      17                       5                      0



                                 FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                 132                      77                       5                      0
3 Months Ended 3/31/2014                    25                       4                       0                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  30                       8                       0                      0
3 Months Ended 3/31/2014                    23                       9                       0                      0

                            FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                 104                      38                       2                      0
3 Months Ended 3/31/2014                    28                      24                       1                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  77                      30                       1                      0
3 Months Ended 3/31/2014                     7                       1                       0                      0



                                     FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                 100                      60                      12                      1
3 Months Ended 3/31/2014                    20                       7                       0                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  50                      24                       5                      0
3 Months Ended 3/31/2014                    22                      11                       1                      0



                               FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  66                      86                      44                      3
3 Months Ended 3/31/2014                    25                      16                       3                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  34                      12                       6                      1
3 Months Ended 3/31/2014                    11                       5                       1                      0



                                          FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  70                     152                      22                      1
3 Months Ended 3/31/2014                    43                      11                       0                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                   6                       1                       0                      0
3 Months Ended 3/31/2014                     6                       1                       0                      0

                                         FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                 163                      35                       2                      0
3 Months Ended 3/31/2014                    22                       3                       0                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  49                       3                       0                      0
3 Months Ended 3/31/2014                    32                       4                       0                      0



                                        FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  94                      56                      14                      2
3 Months Ended 3/31/2014                    25                      15                       3                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  51                      31                       3                      1
3 Months Ended 3/31/2014                     9                       8                       1                      0



                                          FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  71                      70                      40                      9
3 Months Ended 3/31/2014                    24                       8                       2                      1


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  37                      19                       4                      2
3 Months Ended 3/31/2014                    15                       9                       2                      0



                                      FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  85                      41                       8                      0
3 Months Ended 3/31/2014                     9                       0                       0                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                 102                      14                       2                      0
3 Months Ended 3/31/2014                    41                       9                       2                      0

                                       FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  86                      72                      13                      7
3 Months Ended 3/31/2014                    23                      11                       1                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  53                      21                       0                      0
3 Months Ended 3/31/2014                    18                       3                       5                      0



                                       FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                 165                      13                       1                      0
3 Months Ended 3/31/2014                    39                       7                       0                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  68                       5                       0                      0
3 Months Ended 3/31/2014                    14                       1                       0                      0



                                          FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  75                      45                      12                      2
3 Months Ended 3/31/2014                    20                       3                       0                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  78                      33                       6                      1
3 Months Ended 3/31/2014                    19                      12                       4                      3



                                      FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
                                           BID/ASK MIDPOINT VS. NET ASSET VALUE

                                 NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  96                     125                      14                      0
3 Months Ended 3/31/2014                    26                      31                       1                      0


                                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NET ASSET VALUE
                                       0.00% - 0.49%          0.50% - 0.99%           1.00% - 1.99%            >= 2.00%
12 Months Ended 12/31/2013                  17                       0                       0                      0
3 Months Ended 3/31/2014                     3                       0                       0                      0

                            TOTAL RETURN INFORMATION

The tables below compare the total return of each Fund to the total return of the Index on which it is based and each Fund's benchmark index. The information presented for each Fund is for the period indicated.

"Average annual total returns" represent the average annual change in the value of an investment over the period indicated. "Cumulative total returns" represent the total change in value of an investment over the period indicated. The net asset value per share of a Fund is the value of one share of a Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The net asset value return is based on the net asset value per share of a Fund, and the market return is based on the market price per share of a Fund. The price used to calculate market return ("Market Price") generally is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the shares of a Fund are listed for trading, as of the time that a Fund's net asset value is calculated. Since the shares of each Fund typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in shares of a Fund, the net asset value of a Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and net asset value returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and net asset value, respectively. An Index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns reflect the reinvestment of dividends on securities in the Indices. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of shares of a Fund. The investment return and principal value of shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund's past performance is no guarantee of future results.

                                  FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (4/18/2011)      Inception (4/18/2011)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                          3.83%                 -0.18%                       -0.48%
Market Price                                             3.89%                  0.24%                        0.64%
INDEX PERFORMANCE
Defined Asia Pacific Ex-Japan Index                      5.93%                  0.83%                        2.25%
S&P Asia Pacific Ex-Japan BMI Index                      4.22%                  1.77%                        4.85%
MSCI Pacific ex-Japan Index                              5.49%                  3.33%                        9.26%



                                        FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (2/14/2012)      Inception (2/14/2012)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                         -0.61%                  4.65%                        8.92%
Market Price                                            -1.42%                  4.78%                        9.18%
INDEX PERFORMANCE
Defined Australia Index                                  1.09%                  5.28%                       10.14%
S&P Australia BMI Index                                  2.29%                  6.44%                       12.43%
MSCI Australia Index                                     4.16%                  8.78%                       17.10%

                                          FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (4/18/2011)      Inception (4/18/2011)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                        -14.72%                -11.94%                      -29.11%
Market Price                                           -14.95%                -11.63%                      -28.45%
INDEX PERFORMANCE
Defined Brazil Index                                   -13.92%                -10.87%                      -26.73%
S&P Brazil BMI Index                                   -16.58%                -13.18%                      -31.77%
MSCI Brazil Index                                      -16.04%                -14.12%                      -33.75%



                                         FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (2/14/2012)      Inception (2/14/2012)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                         15.75%                 12.20%                       24.16%
Market Price                                            15.45%                 12.37%                       24.50%
INDEX PERFORMANCE
Defined Canada Index                                    16.70%                 12.94%                       25.66%
S&P Canada BMI Index                                     5.28%                  3.94%                        7.52%
MSCI Canada Index                                        5.63%                  4.87%                        9.34%



                                          FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (4/18/2011)      Inception (4/18/2011)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                         -1.63%                 -6.12%                      -15.70%
Market Price                                            -2.31%                 -5.85%                      -15.06%
INDEX PERFORMANCE
Defined China Index                                      1.00%                 -5.45%                      -14.06%
S&P China BMI Index                                     10.37%                 -0.06%                       -0.16%
MSCI China Index                                         3.64%                 -0.54%                       -1.45%



                                 FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (4/18/2011)      Inception (4/18/2011)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                         18.40%                  3.42%                        9.52%
Market Price                                            18.71%                  3.77%                       10.54%
INDEX PERFORMANCE
Defined Developed Markets Ex-US Index                   20.59%                  4.39%                       12.32%
S&P Developed Markets Ex-US BMI Index                   20.88%                  6.87%                       19.68%
MSCI World Ex-US Index                                  21.02%                  7.10%                       20.39%

                            FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (2/15/2012)      Inception (2/15/2012)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                         22.56%                 13.52%                       26.88%
Market Price                                            22.76%                 14.10%                       28.09%
INDEX PERFORMANCE
Defined Developed Markets ex-US Small Cap Index         26.10%                 15.29%                       30.56%
S&P Developed Markets ex-US SmallCap Index              25.56%                 16.50%                       33.14%
MSCI World ex US Small Cap Index                        25.55%                 16.11%                       32.31%



                                     FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (4/18/2011)      Inception (4/18/2011)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                         -3.35%                 -3.89%                      -10.19%
Market Price                                            -3.47%                 -3.52%                       -9.23%
INDEX PERFORMANCE
Defined Emerging Markets Index                          -1.86%                 -2.84%                       -7.49%
S&P Emerging Markets BMI Index                          -1.53%                 -2.99%                       -7.89%
MSCI Emerging Markets Index                             -2.60%                 -2.80%                       -7.40%



                               FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (2/15/2012)      Inception (2/15/2012)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                          5.65%                 11.22%                       22.08%
Market Price                                             5.87%                 12.10%                       23.91%
INDEX PERFORMANCE
Defined Emerging Markets Small Cap Index                 7.79%                 12.21%                       24.09%
S&P Emerging Markets SmallCap Index                      1.46%                  3.77%                        7.18%
MSCI Emerging Markets Small Cap Index                    1.04%                  2.14%                        4.04%



                                          FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (4/18/2011)      Inception (4/18/2011)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                         31.33%                  7.26%                       20.90%
Market Price                                            30.23%                  7.65%                       22.08%
INDEX PERFORMANCE
Defined Europe Index                                    33.51%                  8.37%                       24.29%
S&P Europe BMI Index                                    27.16%                  9.30%                       27.19%
MSCI Europe Index                                       25.23%                  8.79%                       25.58%

                                         FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (2/14/2012)      Inception (2/14/2012)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                         26.61%                 21.05%                       43.18%
Market Price                                            27.70%                 21.94%                       45.19%
INDEX PERFORMANCE
Defined Germany Index                                   28.32%                 21.57%                       44.28%
S&P Germany BMI Index                                   31.43%                 23.48%                       48.56%
MSCI Germany Index                                      31.37%                 23.67%                       48.98%



                                        FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (2/14/2012)      Inception (2/14/2012)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                         14.42%                 17.11%                       34.56%
Market Price                                            14.47%                 17.64%                       35.71%
INDEX PERFORMANCE
Defined Hong Kong Index                                 17.06%                 18.43%                       37.37%
S&P Hong Kong BMI Index                                 10.64%                 11.74%                       23.16%
MSCI Hong Kong Index                                    11.09%                 12.88%                       25.53%



                                          FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (4/18/2011)      Inception (4/18/2011)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                         30.66%                  6.58%                       18.84%
Market Price                                            31.56%                  7.09%                       20.38%
INDEX PERFORMANCE
Defined Japan Index                                     32.80%                  6.89%                       19.74%
S&P Japan BMI Index                                     26.50%                  9.50%                       27.81%
MSCI Japan Index                                        27.16%                  9.44%                       27.64%



                                      FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (4/18/2011)      Inception (4/18/2011)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                        -10.17%                 -5.78%                      -14.89%
Market Price                                           -11.35%                 -5.72%                      -14.73%
INDEX PERFORMANCE
Defined Latin America Index                             -9.00%                 -4.29%                      -11.18%
S&P Latin America BMI Index                            -13.03%                 -8.19%                      -20.63%
MSCI EM Latin America Index                            -13.36%                 -8.98%                      -22.46%

                                       FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (4/18/2011)      Inception (4/18/2011)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                          6.54%                 -1.27%                       -3.39%
Market Price                                             6.09%                 -0.49%                       -1.33%
INDEX PERFORMANCE
Defined South Korea Index                                8.79%                 -0.30%                       -0.80%
S&P South Korea BMI Index                                4.06%                  1.14%                        3.10%
MSCI South Korea Index                                   3.94%                  0.58%                        1.58%


                                       FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (2/14/2012)      Inception (2/14/2012)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                         28.89%                 20.44%                       41.83%
Market Price                                            29.06%                 21.02%                       43.12%
INDEX PERFORMANCE
Defined Switzerland Index                               30.99%                 21.35%                       43.79%
S&P Switzerland BMI Index                               27.50%                 21.70%                       44.57%
MSCI Switzerland Index                                  26.61%                 21.45%                       44.01%


                                          FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (2/14/2012)      Inception (2/14/2012)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                          9.80%                  5.49%                       10.58%
Market Price                                             9.54%                  5.97%                       11.51%
INDEX PERFORMANCE
Defined Taiwan Index                                    11.73%                  6.72%                       12.97%
S&P Taiwan BMI Index                                    12.29%                  7.26%                       14.06%
MSCI Taiwan Index                                        9.06%                  6.68%                       12.89%


                                      FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)

                                                                     Average Annual Total Returns  Cumulative Total Returns
                                                       1 Year            Inception (2/14/2012)      Inception (2/14/2012)
                                                  Ended 12/31/2013           to 12/31/2013              to 12/31/2013
FUND PERFORMANCE
Net Asset Value                                         28.17%                 23.59%                       48.91%
Market Price                                            29.59%                 24.40%                       50.73%
INDEX PERFORMANCE
Defined United Kingdom Index                            31.10%                 25.16%                       52.38%
S&P United Kingdom BMI Index                            23.44%                 17.39%                       35.11%
MSCI United Kingdom Index                               20.67%                 15.11%                       30.22%


                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single share of each Fund. The total returns represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods indicated has been derived from financial statements audited by Deloitte & Touche LLP, whose report, along with each Fund's financial statements, is included in the Annual Report to Shareholders dated December 31, 2013 and is incorporated by reference in the Funds' SAI, which is available upon request.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)

                                                                                FOR THE PERIOD
                                                    YEAR            YEAR        4/18/2011 (a)
                                                    ENDED           ENDED          THROUGH
                                                 12/31/2013      12/31/2012       12/31/2011
                                                -------------   -------------   --------------

Net asset value, beginning of period            $     27.53     $     22.88      $    29.83
                                                -----------     -----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.54            0.44            0.30
Net realized and unrealized gain (loss)                0.48            4.65           (6.76)
                                                -----------     -----------      ----------
Total from investment operations                       1.02            5.09           (6.46)
                                                -----------     -----------      ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.66)          (0.44)         (0.36)
Return of capital                                         --              --           (0.13)
                                                -----------     -----------      ----------
Total from distributions                              (0.66)          (0.44)         (0.49)
                                                -----------     -----------      ----------

Net asset value, end of period                  $     27.89     $     27.53      $   22.88
                                                ===========     ===========      ==========

TOTAL RETURN (b)                                       3.83%          22.54%         (21.78)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $    57,167     $    13,765      $    2,288
Ratio of total expenses to average net assets          0.80%           0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  1.48%           1.39%           1.60% (c)
Portfolio turnover rate (d)                             118%            105%             49%



FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)

                                                                FOR THE PERIOD
                                                    YEAR        2/14/2012 (a)
                                                    ENDED          THROUGH
                                                 12/31/2013      12/31/2012
                                                -------------   --------------

Net asset value, beginning of period            $     31.21     $     30.00
                                                -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.62            1.24
Net realized and unrealized gain (loss)               (0.78)           1.53
                                                -----------     -----------
Total from investment operations                      (0.16)           2.77
                                                -----------     -----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (1.06)          (1.56)
                                                -----------     -----------

Net asset value, end of period                  $     29.99     $     31.21
                                                ===========     ===========

TOTAL RETURN (b)                                      (0.61)%          9.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $    1,500      $     3,121
Ratio of total expenses to average net assets          0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  3.10%           4.63% (c)
Portfolio turnover rate (d)                              92%             62%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c) Annualized.
(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)

                                                                               FOR THE PERIOD
                                                    YEAR           YEAR         4/18/2011 (a)
                                                   ENDED           ENDED           THROUGH
                                                 12/31/2013      12/31/2012      12/31/2011
                                                -------------   -------------   --------------

Net asset value, beginning of period            $     23.42     $     23.04      $    29.69
                                                -----------     -----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.53            0.92            0.43
Net realized and unrealized gain (loss)               (3.97)           0.38           (6.79)
                                                -----------     -----------      ----------
Total from investment operations                      (3.44)           1.30           (6.36)
                                                -----------     -----------      ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.53)          (0.92)          (0.29)
                                                -----------     -----------      ----------

Net asset value, end of period                  $     19.45     $     23.42      $    23.04
                                                ===========     ===========      ==========

TOTAL RETURN (b)                                     (14.72)%          5.80%         (21.43)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $     5,835     $     5,856      $    6,912
Ratio of total expenses to average net assets          0.81%           0.81%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  2.40%           3.87%           2.71% (c)
Portfolio turnover rate (d)                              85%             98%             46%



FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)


                                                                FOR THE PERIOD
                                                    YEAR        2/14/2012 (a)
                                                    ENDED          THROUGH
                                                 12/31/2013      12/31/2012
                                                -------------   --------------

Net asset value, beginning of period            $     31.62     $     29.85
                                                -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.53            0.30
Net realized and unrealized gain (loss)                4.43            1.85
                                                -----------     -----------
Total from investment operations                       4.96            2.15
                                                -----------     -----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.47)          (0.38)
                                                -----------     -----------

Net asset value, end of period                  $     36.11     $     31.62
                                                ===========     ===========

TOTAL RETURN (b)                                      15.75%           7.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $    77,628     $     7,904
Ratio of total expenses to average net assets          0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  2.08%           1.36% (c)
Portfolio turnover rate (d)                              47%             66%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c) Annualized.
(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)

                                                                               FOR THE PERIOD
                                                    YEAR            YEAR        4/18/2011 (a)
                                                    ENDED           ENDED          THROUGH
                                                 12/31/2013      12/31/2012      12/31/2011
                                                -------------   -------------   --------------

Net asset value, beginning of period            $     24.74     $     19.67      $    29.90
                                                -----------     -----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.63            0.35            0.45
Net realized and unrealized gain (loss)               (1.13)           5.09          (10.23)
                                                -----------     -----------      ----------
Total from investment operations                      (0.51)           5.44           (9.78)
                                                -----------     -----------      ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.67)          (0.35)          (0.45)
Return of capital                                        --           (0.02)             --
                                                -----------     -----------      ----------
Total from distributions                              (0.67)          (0.37)          (0.45)
                                                -----------     -----------      ----------

Net asset value, end of period                  $     23.56     $     24.74      $    19.67
                                                ===========     ===========      ==========

TOTAL RETURN (b)                                      (1.63)%         28.05% (e)     (33.08)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $     4,711     $     3,712      $    2,950
Ratio of total expenses to average net assets          0.80%           0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  2.12%           1.77%           2.56% (c)
Portfolio turnover rate (d)                             110%            117%             60%



FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

                                                                               FOR THE PERIOD
                                                    YEAR            YEAR        4/18/2011 (a)
                                                    ENDED           ENDED          THROUGH
                                                 12/31/2013      12/31/2012      12/31/2011
                                                -------------   -------------   --------------

Net asset value, beginning of period            $     43.93     $     38.37      $    49.13
                                                -----------     -----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.80            0.73            0.50
Net realized and unrealized gain (loss)                7.20            5.69          (10.69)
                                                -----------     -----------      ----------
Total from investment operations                       8.00            6.42          (10.19)
                                                -----------     -----------      ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.97)          (0.86)          (0.42)
Return of capital                                        --              --           (0.15)
                                                -----------     -----------      ----------
Total from distributions                              (0.97)          (0.86)          (0.57)
                                                -----------     -----------      ----------

Net asset value, end of period                  $     50.96     $     43.93      $    38.37
                                                ===========     ===========      ==========

TOTAL RETURN (b)                                      18.40%(f)       16.97%        (20.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   147,877     $    92,349      $   17,345
Ratio of total expenses to average net assets          0.80%           0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  1.58%           1.83%           1.31% (c)
Portfolio turnover rate (d)                             109%            161%            67%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c) Annualized.
(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e) The Fund received a reimbursement from the advisor in the amount of $787. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.
(f) The Fund received a reimbursement from the advisor in the amount of $15,029. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

                                                               FOR THE PERIOD
                                                    YEAR        2/15/2012 (a)
                                                    ENDED          THROUGH
                                                 12/31/2013      12/31/2012
                                                -------------   --------------

Net asset value, beginning of period            $     30.49     $     30.48
                                                -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.49            0.65
Net realized and unrealized gain (loss)                6.31            0.37
                                                -----------     -----------
Total from investment operations                       6.80            1.02
                                                -----------     -----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.66)          (1.01)
                                                -----------     -----------

Net asset value, end of period                  $     36.63     $     30.49
                                                ===========     ===========

TOTAL RETURN (a)                                      22.56%           3.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $     3,663     $     1,525
Ratio of total expenses to average net assets          0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  1.82%           2.41% (c)
Portfolio turnover rate (d)                             171%            183%



FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

                                                                               FOR THE PERIOD
                                                    YEAR            YEAR        4/18/2011 (a)
                                                    ENDED           ENDED          THROUGH
                                                 12/31/2013      12/31/2012      12/31/2011
                                                -------------   -------------   --------------

Net asset value, beginning of period            $     26.11     $     22.11      $    29.05
                                                -----------     -----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.62            0.56            0.25
Net realized and unrealized gain (loss)               (1.53)           4.02           (6.98)
                                                -----------     -----------      ----------
Total from investment operations                      (0.91)           4.58           (6.73)
                                                -----------     -----------      ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.65)          (0.58)          (0.21)
                                                -----------     -----------      ----------

Net asset value, end of period                  $     24.55     $     26.11      $    22.11
                                                ===========     ===========      ==========

TOTAL RETURN (b)                                      (3.35)%         21.03% (e)     (23.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   330,136     $   129,224      $   23,216
Ratio of total expenses to average net assets          0.80%           0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  2.01%           2.62%           3.09% (c)
Portfolio turnover rate (d)                             132%            145%             56%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c) Annualized.
(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e) The Fund received a reimbursement from the advisor in the amount of $5,335. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

                                                               FOR THE PERIOD
                                                    YEAR        2/15/2012 (a)
                                                    ENDED          THROUGH
                                                 12/31/2013      12/31/2012
                                                -------------   --------------

Net asset value, beginning of period            $     34.16     $     30.27
                                                -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.50            0.59
Net realized and unrealized gain (loss)                1.42            3.98
                                                -----------     -----------
Total from investment operations                       1.92            4.57
                                                -----------     -----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.64)          (0.68)
                                                -----------     -----------

Net asset value, end of period                  $     35.44     $     34.16
                                                ===========     ===========

TOTAL RETURN (b)                                       5.65%          15.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $    51,391     $     1,708
Ratio of total expenses to average net assets          0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  1.84%           2.53% (c)
Portfolio turnover rate (d)                             144%            162%



FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

                                                                               FOR THE PERIOD
                                                    YEAR            YEAR        4/18/2011 (a)
                                                    ENDED           ENDED          THROUGH
                                                 12/31/2013      12/31/2012      12/31/2011
                                                -------------   -------------   --------------

Net asset value, beginning of period            $     25.68     $     21.60      $    29.10
                                                -----------     -----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.45            0.54            0.51
Net realized and unrealized gain (loss)                7.49            4.10           (7.52)
                                                -----------     -----------      ----------
Total from investment operations                       7.94            4.64           (7.01)
                                                -----------     -----------      ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.52)          (0.56)          (0.49)
                                                -----------     -----------      ----------

Net asset value, end of period                  $     33.10     $     25.68      $    21.60
                                                ===========     ===========      ==========

TOTAL RETURN (b)                                      31.33%(e)       21.98%         (24.53)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   405,481     $    30,821      $    5,399
Ratio of total expenses to average net assets          0.80%           0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  0.78%           1.51%           2.81% (c)
Portfolio turnover rate (d)                              94%             74%             27%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c) Annualized.
(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e) The Fund received a reimbursement from the advisor in the amount of $42,521. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)

                                                               FOR THE PERIOD
                                                    YEAR        2/14/2012 (a)
                                                    ENDED          THROUGH
                                                 12/31/2013      12/31/2012
                                                -------------   --------------

Net asset value, beginning of period            $     33.42     $     30.00
                                                -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.60            0.35
Net realized and unrealized gain (loss)                8.12            3.48
                                                -----------     -----------
Total from investment operations                       8.72            3.83
                                                -----------     -----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.66)          (0.33)
Return of capital                                        --           (0.08)
                                                -----------     -----------
Total from distributions                              (0.66)          (0.41)
                                                -----------     -----------

Net asset value, end of period                  $     41.48     $     33.42
                                                ===========     ===========

TOTAL RETURN (b)                                      26.61%          13.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $    47,702     $     5,013
Ratio of total expenses to average net assets          0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  1.43%           1.51% (c)
Portfolio turnover rate (d)                              50%             52%



FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)

                                                               FOR THE PERIOD
                                                    YEAR        2/14/2012 (a)
                                                    ENDED          THROUGH
                                                 12/31/2013      12/31/2012
                                                -------------   --------------

Net asset value, beginning of period            $     34.57     $     30.19
                                                -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.92            0.70
Net realized and unrealized gain (loss)                3.98            4.52
                                                -----------     -----------
Total from investment operations                       4.90            5.22
                                                -----------     -----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.87)          (0.84)
                                                -----------     -----------

Net asset value, end of period                  $     38.60     $     34.57
                                                ===========     ===========

TOTAL RETURN (b)                                      14.42%          17.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $     3,860     $     1,728
Ratio of total expenses to average net assets          0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  2.23%           2.56% (c)
Portfolio turnover rate (d)                              57%             46%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c) Annualized.
(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

                                                                               FOR THE PERIOD
                                                    YEAR            YEAR        4/18/2011 (a)
                                                    ENDED           ENDED          THROUGH
                                                 12/31/2013      12/31/2012      12/31/2011
                                                -------------   -------------   --------------

Net asset value, beginning of period            $     35.49     $     37.81      $    39.90
                                                -----------     -----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.33            0.55            0.17
Net realized and unrealized gain (loss)               10.53           (2.29)          (2.03)
                                                -----------     -----------      ----------
Total from investment operations                      10.86           (1.74)          (1.86)
                                                -----------     -----------      ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.33)          (0.58)          (0.23)
                                                -----------     -----------      ----------

Net asset value, end of period                  $     46.02     $     35.49      $    37.81
                                                ===========     ===========      ==========

TOTAL RETURN (b)                                      30.66% (e)      (4.60)%        (4.66)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   103,550     $     1,774      $    3,781
Ratio of total expenses to average net assets          0.80%           0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  0.91%           1.41%           0.61% (c)
Portfolio turnover rate (d)                              51%            127%            43%



FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)

                                                                               FOR THE PERIOD
                                                    YEAR            YEAR        4/18/2011 (a)
                                                    ENDED           ENDED          THROUGH
                                                 12/31/2013      12/31/2012      12/31/2011
                                                -------------   -------------   --------------

Net asset value, beginning of period            $     26.60     $     24.24      $    29.70
                                                -----------     -----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.48            0.86            0.76
Net realized and unrealized gain (loss)               (3.17)           2.30           (5.63)
                                                -----------     -----------      ----------
Total from investment operations                      (2.69)           3.16           (4.87)
                                                -----------     -----------      ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.48)          (0.80)          (0.59)
                                                -----------     -----------      ----------

Net asset value, end of period                  $     23.43     $     26.60      $    24.24
                                                ===========     ===========      ==========

TOTAL RETURN (b)                                     (10.17)%         13.35%         (16.41)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $     8,202     $     9,309      $    2,424
Ratio of total expenses to average net assets          0.81%           0.80%          0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  2.10%           3.24%           3.97% (c)
Portfolio turnover rate (d)                             138%            117%            54%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c) Annualized.
(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e) The Fund received a reimbursement from the advisor in the amount of $7,227. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)

                                                                               FOR THE PERIOD
                                                    YEAR            YEAR        4/18/2011 (a)
                                                    ENDED           ENDED          THROUGH
                                                 12/31/2013      12/31/2012      12/31/2011
                                                -------------   -------------   --------------

Net asset value, beginning of period            $     26.34     $     22.70      $    30.11
                                                -----------     -----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.04            0.16           (0.10)
Net realized and unrealized gain (loss)                1.67            3.73           (6.74)
                                                -----------     -----------      ----------
Total from investment operations                       1.71            3.89           (6.84)
                                                -----------     -----------      ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.20)          (0.16)          (0.13)
Return of capital                                        --           (0.09)          (0.44)
                                                -----------     -----------      ----------
Total from distributions                              (0.20)          (0.25)          (0.57)
                                                -----------     -----------      ----------

Net asset value, end of period                  $     27.85     $     26.34      $    22.70
                                                ===========     ===========      ==========

TOTAL RETURN (b)                                       6.54%          17.32%         (22.71)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $     5,570     $     2,634      $    1,135
Ratio of total expenses to average net assets          0.80%           0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                 (0.09)%          0.63%          (0.32)%(c)
Portfolio turnover rate (d)                              66%             79%            123%



FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)

                                                                FOR THE PERIOD
                                                    YEAR         2/14/2012 (a)
                                                    ENDED          THROUGH
                                                 12/31/2013      12/31/2012
                                                -------------   --------------

Net asset value, beginning of period            $     32.38     $     30.11
                                                -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.82            0.47
Net realized and unrealized gain (loss)                8.38            2.47
                                                -----------     -----------
Total from investment operations                       9.20            2.94
                                                -----------     -----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.79)          (0.67)
                                                -----------     -----------

Net asset value, end of period                  $     40.79     $     32.38
                                                ===========     ===========

TOTAL RETURN (b)                                      28.89%          10.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $    26,510     $     4,857
Ratio of total expenses to average net assets          0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  1.58%           1.86% (c)
Portfolio turnover rate (d)                              49%             36%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c) Annualized.
(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)

                                                               FOR THE PERIOD
                                                    YEAR        2/14/2012 (a)
                                                    ENDED          THROUGH
                                                 12/31/2013      12/31/2012
                                                -------------   --------------

Net asset value, beginning of period            $     29.50     $     30.00
                                                -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.49            0.68
Net realized and unrealized gain (loss)                2.38           (0.49)
                                                -----------     -----------
Total from investment operations                       2.87            0.19
                                                -----------     -----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.49)          (0.57)
Return of capital                                     (0.06)          (0.12)
                                                -----------     -----------
Total from distributions                              (0.55)          (0.69)
                                                -----------     -----------

Net asset value, end of period                  $     31.82     $     29.50
                                                ===========     ===========

TOTAL RETURN (b)                                       9.80%           0.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $     1,591     $     1,475
Ratio of total expenses to average net assets          0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  1.61%           2.84% (c)
Portfolio turnover rate (d)                              70%             85%



FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)

                                                               FOR THE PERIOD
                                                    YEAR        2/14/2012 (a)
                                                    ENDED          THROUGH
                                                 12/31/2013      12/31/2012
                                                -------------   --------------

Net asset value, beginning of period            $     34.03     $     30.12
                                                -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           0.92            0.83
Net realized and unrealized gain (loss)                8.50            3.94
                                                -----------     -----------
Total from investment operations                       9.42            4.77
                                                -----------     -----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 (0.99)          (0.86)
                                                -----------     -----------

Net asset value, end of period                  $     42.46     $     34.03
                                                ===========     ===========

TOTAL RETURN (b)                                      28.17%          16.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $    27,598     $     6,807
Ratio of total expenses to average net assets          0.80%           0.80% (c)
Ratio of net investment income (loss) to
   average net assets                                  2.74%           3.07% (c)
Portfolio turnover rate (d)                              63%             42%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c) Annualized.
(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                               OTHER INFORMATION

CONTINUOUS OFFERING

Each Fund will issue, on a continuous offering basis, its shares in one or more groups of a fixed number of Fund shares (each such group of such specified number of individual Fund shares, a "Creation Unit Aggregation"). The method by which Creation Unit Aggregations of Fund shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by a Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with FTP, breaks them down into constituent shares and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, on behalf of each Fund, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a broker-dealer in connection with a sale on NYSE Arca is satisfied by the fact that the prospectus is available from NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is available with respect to transactions on a national securities exchange, a trading facility or an alternative trading system.

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                                      140
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                                      141

================================================================================
                                  FIRST TRUST
--------------------------------------------------------------------------------

                              ALPHADEX(R) II FUNDS

               First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund
                     First Trust Australia AlphaDEX(R) Fund
                      First Trust Brazil AlphaDEX(R) Fund
                      First Trust Canada AlphaDEX(R) Fund
                       First Trust China AlphaDEX(R) Fund
              First Trust Developed Markets Ex-US AlphaDEX(R) Fund
         First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund
                 First Trust Emerging Markets AlphaDEX(R) Fund
            First Trust Emerging Markets Small Cap AlphaDEX(R) Fund
                      First Trust Europe AlphaDEX(R) Fund
                      First Trust Germany AlphaDEX(R) Fund
                     First Trust Hong Kong AlphaDEX(R) Fund
                       First Trust Japan AlphaDEX(R) Fund
                   First Trust Latin America AlphaDEX(R) Fund
                    First Trust South Korea AlphaDEX(R) Fund
                    First Trust Switzerland AlphaDEX(R) Fund
                      First Trust Taiwan AlphaDEX(R) Fund
                  First Trust United Kingdom AlphaDEX(R) Fund




FOR MORE INFORMATION

For more detailed information on the Funds, several additional sources of information are available to you. The SAI, incorporated by reference into this prospectus, contains detailed information on the Funds' policies and operation. Additional information about the Funds' investments is available in the annual and semi-annual reports to Shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Funds' performance during the last fiscal year. The Funds' most recent SAI, annual and semi-annual reports and certain other information are available free of charge by calling the Funds at (800) 621-1675, on the Funds' website at www.ftportfolios.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Funds, including the Codes of Ethics adopted by First Trust, FTP and the Trust, directly from the Securities and Exchange Commission (the "SEC"). Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C., or call the SEC at (202) 551-8090 for information on the Public Reference Room. You may also request information regarding the Funds by sending a request (along with a duplication fee) to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520 or by sending an electronic request to publicinfo@sec.gov.




First Trust Advisors L.P.
120 East Liberty Drive
Suite 400
Wheaton, Illinois 60187
(800) 621-1675                                           SEC File #: 333-171759
www.ftportfolios.com                                                  811-22519